As filed with the Securities and Exchange Commission on February 15, 2024
1933 Act Registration No. 333-276426

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 1
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
Jayson R. Bronchetti, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Ronald A. Holinsky, Esquire
Lincoln Financial Group
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of securities being registered: Shares of beneficial interest, without par value, of the Acquiring Fund, a series of the Registrant.
It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PROXY MATERIALS

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund

VP Capital Appreciation Fund

VP Disciplined Core Value Fund

VP International Fund

VP Large Company Value Fund

VP Mid Cap Value Fund

VP Ultra Fund

VP Value Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

VP Inflation Protection Fund

4500 Main Street

Kansas City, Missouri 64111

1-800-378-9878

February 15, 2024

Understand and Vote Your Proxy

Dear Shareholder,

We are asking you to vote at a Special Shareholders Meeting on April 4, 2024, on a proposed reorganization of the fund(s) that you hold. The Boards of Directors of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. have approved an agreement and plan of reorganization (“Reorganization”) of each fund into and with a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”). If the proposed reorganization is approved by shareholders, you will receive shares of the corresponding series of LVIPT in exchange for your shares of the fund(s) that you own. The Board of Directors, including all of the Independent Directors, unanimously approved and recommend that you vote FOR the proposal.

The Q&A and proxy materials on the following pages describe the proposal in more detail. Our proxy solicitor, Morrow Sodali Fund Solutions, may contact you if we haven’t received your vote. Your vote is extremely important, no matter how large or small your holdings.

Please vote by using one of the following methods:

Read the proxy statement and have the proxy card at hand. Go to the website listed on your card and follow the simple instructions.	Read the proxy statement and have the proxy card at hand. Call the toll-free number listed on your card and follow the simple instructions.	Read the proxy statement. Check the appropriate box(es) on the reverse side of the proxy card. Sign, date and return the proxy card in the envelope provided.

Questions?

If you have questions or need assistance in casting your vote, please contact Morrow Sodali Fund Solutions at 1-888-506-7159. Thank you for taking the time to vote and for investing with American Century Investments®.

Sincerely,

Jonathan S. Thomas

President and Chief Executive Officer

American Century Investments

American Century Investments

4500 Main Street, Kansas City, Missouri 64111

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 4, 2024

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund

VP Capital Appreciation Fund

VP Disciplined Core Value Fund

VP International Fund

VP Large Company Value Fund

VP Mid Cap Value Fund

VP Ultra Fund

VP Value Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

VP Inflation Protection Fund

4500 Main Street

Kansas City, Missouri 64111

To Our Shareholders:

NOTICE IS HEREBY GIVEN that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the series of American Century Variable Portfolio, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) listed above (each, an “Acquired Fund,” and collectively the “Acquired Funds”) will be held at 4500 Main Street, Kansas City, Missouri 64111 at 10 a.m., Central time, on April 4, 2024.

The purpose of the Meeting is for shareholders of each Acquired Fund to consider and vote upon the following Proposal:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for:

(a)	the reorganization of the VP Balanced Fund into the LVIP American Century Balanced Fund;

(b)	the reorganization of the VP Capital Appreciation Fund into the LVIP American Century Capital Appreciation Fund;

(c)	the reorganization of the VP Disciplined Core Value Fund into the LVIP American Century Disciplined Core Value Fund;

(d)	the reorganization of the VP International Fund into the LVIP American Century International Fund;

(e)	the reorganization of the VP Large Company Value Fund into the LVIP American Century Large Company Value Fund;

(f)	the reorganization of the VP Mid Cap Value Fund into the LVIP American Century Mid Cap Value Fund;

(g)	the reorganization of the VP Ultra Fund into the LVIP American Century Ultra Fund;

(h)	the reorganization of the VP Value Fund into the LVIP American Century Value Fund; and

(i)	the reorganization of the VP Inflation Protection Fund into the LVIP American Century Inflation Protection Fund (each a “Reorganization,” and collectively the “Reorganizations”).

It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the meeting. If, however, any other business is properly brought before the meeting, proxies will be voted in accordance with the judgement of the persons designated as proxies.

The Boards of Directors of ACVP and ACVP II have fixed the close of business on January 29, 2024 as the record date for the determination of shareholders entitled to notice of, and to vote at, the meeting or any adjournment thereof. Shareholders of each Acquired Fund will vote separately on the Agreement, with all classes of the Acquired Fund voting together, and the proposed Reorganization will be effected as to a particular Acquired Fund only if such Acquired Fund’s shareholders approve the Agreement and certain conditions of the Agreement are satisfied or waived.

The Acquired Funds are sold only to separate accounts of certain insurance companies in connection with the issuance of variable annuity contracts and/or variable life insurance contracts by the insurance companies. With respect to the Proposal, insurance company separate accounts, as shareholders of an Acquired Fund, will request voting instructions from the owners of variable life insurance policies and variable annuity contacts (“Variable Contract Owners”) who have allocated their variable contract values to the Acquired Fund and will vote the accounts’ shares in the Acquired Fund in accordance with the voting instructions received. Each separate account is required to vote its shares of an Acquired Fund in accordance with instructions received from Variable Contract Owners. Each separate account will vote shares of an Acquired Fund held in each of its respective variable accounts for which no voting instructions have been received in the same proportion as the separate account votes shares held by variable accounts for which it has received instructions. Shares held by an insurance company in its general account, if any, must be voted in the same proportions as the votes cast with respect to shares held in all of the insurance company’s variable accounts in the aggregate. Such proportional voting may result in a relatively small number of Variable Contract Owners determining the outcome of the Proposal.

Shareholders are requested and encouraged to vote online, by phone or by dating, signing and returning each enclosed proxy card in the postage-paid envelope provided for that purpose. If you intended to attend the meeting in person, you may register your presence with the registrar and vote your shares in person, even if you previously voted your shares by proxy.

The enclosed proxies are being solicited on behalf of the Boards of Directors of ACVP and ACVP II.

The Boards of Directors of the Acquired Funds have unanimously approved, and recommend that you cast your vote “FOR,” the Proposal.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and giving notice of revocation.

By Order of the Boards of Directors of ACVP and ACVP II,

/s/ Ward D. Stauffer
Ward D. Stauffer
Secretary
February 15, 2024

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL

The following is an overview of the proposal on which your vote is requested (the “Proposal”). Please read the full text of the Combined Proxy Statement/Prospectus, which contains additional information about the Proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.	Why am I receiving the Combined Proxy Statement/Prospectus?

A.

You are receiving a Combined Proxy Statement/Prospectus because you beneficially owned shares of one or more Acquired Funds noted in the chart below as of January 29, 2024 and you have the right to vote on a very important Proposal. We refer to each fund as an “Acquired Fund,” and collectively the “Acquired Funds.” The Combined Proxy Statement/Prospectus contains information that you should know before voting on the Proposal which, if approved and consummated, will result in important changes to your Acquired Fund investment.

Q.	What am I being asked to vote upon?

A.

You are being asked to approve an Agreement and Plan of Reorganization (the “Agreement”) to effect the reorganization of the Acquired Fund(s) of which you own shares into corresponding newly formed fund(s) issued by Lincoln Variable Insurance Products Trust (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”). The table below shows the Acquired Funds and the corresponding newly formed Acquiring Funds. If shareholders of an Acquired Fund approve the Agreement and certain other closing conditions are satisfied or waived, shares of the class you currently own of an Acquired Fund will be exchanged for the same value of the corresponding class shares of an Acquiring Fund as shown in the table below (the, “Reorganization,” and collectively, the “Reorganizations.”)

American Century Variable Portfolios, Inc.

Acquired Funds	Acquiring Funds
If you own shares of:	You will receive shares of:
VP Balanced Fund	LVIP American Century Balanced Fund
Class I	Standard Class II
Class II	Service Class

VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
Class I	Standard Class II
Class II	Service Class
Class Y	Standard Class

Acquired Funds	Acquiring Funds
VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
Class I	Standard Class II
Class II	Service Class

VP International Fund	LVIP American Century International Fund
Class I	Standard Class II
Class II	Service Class

VP Large Company Value Fund	LVIP American Century Large Company Value Fund
Class I	Standard Class II
Class II	Service Class

VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
Class I	Standard Class II
Class II	Service Class

VP Ultra Fund	LVIP American Century Ultra Fund
Class I	Standard Class II
Class II	Service Class

VP Value Fund	LVIP American Century Value Fund
Class I	Standard Class II
Class II	Service Class

American Century Variable Portfolios II, Inc.

If you own shares of:	You will receive shares of:
VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund
Class I	Standard Class II
Class II	Service Class

Q.	Why are the Reorganizations being proposed?

A.

Management of the Acquired Funds believes that implementing the Reorganizations will benefit the Acquired Funds and their shareholders in a number of ways. The Reorganizations are expected to benefit the shareholders of the Acquired Funds by, among other things, asset consolidation and increased distribution through Lincoln Financial Group’s large distribution team that focuses on sales in the variable annuity market, offering general continuity of investment personnel and substantially identical principal investment strategies while also providing the reputation, financial strength, resources and operational oversight of the Lincoln Financial Group. Given the size of Lincoln Financial Group’s distribution team and their strategic focus on annuities, management of the Acquired Funds believes that the Acquired Funds will be better positioned for growth and ongoing viability. American Century Investment Management, Inc. will subadvise the Acquired Funds, so shareholders will continue to receive investment management services from their current adviser.

In addition, the Acquiring Funds will become eligible for placement as investment options within insurance products, such as those offered by Lincoln Financial Group’s affiliates, which may make it easier for the Acquiring Funds to attract new investors and additional inflows. Based upon discussions with management of the Acquired Funds and the Acquiring Funds regarding the proposed Reorganizations, the Boards of Directors of American Century Variable Portfolios, Inc. (“ACVP”) and of American Century Variable Portfolios II, Inc. (“ACVP II”) concluded that the Reorganizations are in the best interests of each Acquired Fund.

Q.	What effect will a Reorganization have on me as a shareholder or Variable Contract Owner of an Acquired Fund?

A.

Upon the closing of a Reorganization, the Class I shares, Class II shares and/or Class Y shares you currently own of the applicable Acquired Fund will be exchanged for the same value of Standard Class II shares, Service Class shares, and Standard Class shares respectively, of the corresponding Acquiring Fund.

The Acquiring Funds offer three classes of shares: Standard Class II, Service Class, and Standard Class. The classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.25% of the average daily net assets of the Service Class shares of the Fund. The Service Class of each Acquiring Fund was chosen to be exchanged for Class II of the corresponding Acquired Fund as both classes are subject to the same level of Rule 12b-1 fee. The Standard Class II of each Acquiring Fund was chosen to be exchanged for Class I of the corresponding Acquired Fund as neither are subject to a Rule 12b-1 fee. The Standard Class of each Acquiring Fund was chosen to be exchanged for Class Y of the corresponding Acquired Fund. As discussed below, the Acquiring Fund shares you will receive after the Reorganization are expected to have a total expense ratio, net of waiver and reimbursement, that is the same or lower than your current ratio of the Acquired Fund shares.

Q.	If the Agreement is approved by shareholders, who will be managing my Fund?

A.	American Century Investment Management Inc. (“ACIM”) will serve as the sub-adviser to each Acquiring Fund. ACIM currently serves as the investment adviser for each of the Acquired Funds.

Lincoln Financial Investments Corporation (“LFI”) will serve as the investment adviser for each Acquiring Fund. LFI is part of the Lincoln Financial Group, and, as of October 31, 2023, LFI managed approximately $97.9 billion in assets in various institutional or separately managed, investment company, and insurance accounts. LFI will act as investment manager for each Acquiring Fund, providing oversight of ACIM.

Q.	Are there any significant differences between the investment objectives and principal investment strategies and principal risks of each Acquired Fund and its corresponding Acquiring Fund?

A.	Each Acquiring Fund has the same investment objective and substantially identical principal investment strategies and principal risks as its corresponding Acquired Fund.

Because each Acquiring Fund has the same investment objective and substantially identical principal investment strategies and principal risks as its corresponding Acquired Fund, the Reorganizations generally should not change the risk/return profile for Acquired Fund shareholders. The Acquired Funds and the Acquiring Funds will also have substantially identical fund policies with the exception of the policy on diversification for LVIP American Century Ultra Fund. VP Ultra is currently classified as a diversified fund. Due to the market’s recent rally in a select number of large capitalization stocks, LVIP American Century Ultra Fund will need to launch as a non-diversified fund to receive VP Ultra’s portfolio securities in the Reorganization.

Q.	Are there any significant differences between the advisory fee or total annual fund operating expenses of the Acquired Funds and their corresponding Acquiring Funds?

A.

Currently, ACIM receives a unified management fee based on a percentage of the daily net assets of each class of shares of the Acquired Funds. The management fee is calculated daily and paid monthly in arrears. Out of the ACIM fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and Rule 12b-1 fees, if any. The Acquiring Funds will have a traditional fee structure, where the Acquiring Funds will be charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. The total expenses of the fund is the sum of these expense components. Although the Acquiring Funds will not use the unified management fee, the total expense ratio, net of any applicable waiver, for each Acquiring Fund will be equal to or lower than the total expense ratio, net of any applicable waiver, of its corresponding Acquired Fund. LFI has agreed to reimburse fund expenses of each Acquiring Fund for two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding Acquired Fund immediately prior to the Reorganization.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A.	No.

Q.	What are the expected federal income tax consequences of the Reorganizations?

A.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, each Acquired Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of a Reorganization.

Q.	Have the ACVP and ACVP II Boards considered the Agreement and the Reorganizations, and how do they recommend that I vote?

A.	The ACVP and ACVP II Boards, including all the Independent Directors, have carefully considered the Agreement and the Reorganizations and unanimously recommends that you vote “FOR” the Agreement.

Q.	What is the anticipated timing of the Reorganizations?

A.	The Reorganizations are expected to occur on or about April 26, 2024.

Q.	What will happen if shareholders of an Acquired Fund do not approve the Agreement?

A.

If shareholders of an Acquired Fund do not approve the Agreement or if a Reorganization is not completed for any other reason, the ACVP and ACVP II Boards, on behalf of the applicable Acquired Fund, will consider other possible courses of action, including continuing to operate the Acquired Fund as is, merging the Acquired Fund into another fund, or liquidating the Acquired Fund.

Q.	Will any Acquired Fund or Acquiring Fund pay the costs of this proxy solicitation or any costs in connection with the proposed Reorganizations?

A.

No. None of the Acquired Funds or Acquiring Funds will bear these costs, including any repositioning costs. Lincoln Financial Investments Corporation (“LFI”) and ACIM will bear all expenses of the Reorganizations as set forth in the Agreement, whether or not one or more of the Reorganizations are consummated.

Q.	How do I vote my shares?

A.	For your convenience, there are several ways you can vote:

•	By telephone (call the toll free number listed on your Voting Instruction Card/Cards)

•	By Internet (log on to the website listed on your Voting Instruction Card/Cards)

•	By mail (using the enclosed postage prepaid envelope)

•	By attending the shareholder meeting

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed Voting Instruction Card(s) for instructions for voting by telephone,

Internet or mail. Voting Instruction Cards may also be referred to as “proxy cards.”

Q.	How Can I Attend the Special Meeting?

A.

If you attend the Meeting in person, you will be required to present a valid form of government-issued photo identification, such as a valid driver’s license or passport, and proof of ownership of Acquired Fund shares as of January 29, 2024, the Record Date for the Meeting.

The Meeting will begin promptly at 10:00 a.m. Central. We encourage you to arrive at the Meeting prior to the start time leaving ample time for check in.

Q.	Whom should I call if I have questions?

A.	If you need any assistance, or have any questions regarding the Agreement, the Reorganizations or how to vote your shares, please call 1-888-506-7159.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund

VP Capital Appreciation Fund

VP Disciplined Core Value Fund

VP International Fund

VP Large Company Value Fund

VP Mid Cap Value Fund

VP Ultra Fund

VP Value Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

VP Inflation Protection Fund

4500 Main Street

Kansas City, Missouri 64111

1-800-378-9878

COMBINED PROXY STATEMENT/PROSPECTUS

February 15, 2024

Introduction

This combined proxy statement/prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to shareholders of the American Century Variable Portfolios, Inc. (“ACVP”) and American Century Variable Portfolios II, Inc. (“ACVP II”) series identified above (each, a “Acquired Fund” and collectively, the “Acquired Funds”). The Combined Proxy Statement/Prospectus is also being furnished to insurance contract owners (“Variable Contract Owners”) who beneficially owned shares of an Acquired Fund. The Board of Directors of ACVP and ACVP II, of which the Acquired Funds are series, are soliciting votes for a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Acquired Funds. The meeting will be held on 4500 Main Street, Kansas City, Missouri 64111 at 10 a.m., Central time, on April 4, 2024.

The purpose of the Meeting is for shareholders of each Acquired Fund to consider and vote upon the following Proposal:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for:

(a)	the reorganization of the VP Balanced Fund into the LVIP American Century Balanced Fund;

(b)	the reorganization of the VP Capital Appreciation Fund into the LVIP American Century Capital Appreciation Fund;

(c)	the reorganization of the VP Disciplined Core Value Fund into the LVIP American Century Disciplined Core Value Fund;

(d)	the reorganization of the VP International Fund into the LVIP American Century International Fund;

(e)	the reorganization of the VP Large Company Value Fund into the LVIP American Century Large Company Value Fund;

(f)	the reorganization of the VP Mid Cap Value Fund into the LVIP American Century Mid Cap Value Fund;

(g)	the reorganization of the VP Ultra Fund into the LVIP American Century Ultra Fund;

(h)	the reorganization of the VP Value Fund into the LVIP American Century Value Fund; and

(i)	the reorganization of the VP Inflation Protection Fund into the LVIP American Century Inflation Protection Fund (each a “Reorganization,” and collectively the “Reorganizations”).

The Agreement provides for the reorganization of each Acquired Fund into a corresponding, newly formed “LVIP” branded fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) that is a series of the Lincoln Variable Insurance Products Trust. Following the Reorganizations, American Century Investment Management, Inc. will continue as subadviser of the Acquiring Funds and each Acquiring Fund will be managed by Lincoln Financial Investments Corporation, which is part of the Lincoln Financial Group. If shareholders of an Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, they will become shareholders of the corresponding Acquiring Fund. In each proposed Reorganization, the Acquired Fund will be the “target” or “acquired” fund and the corresponding Acquiring Fund will be the acquiring fund.

The Acquired Funds are exclusively sold, directly or indirectly, to the separate accounts (or sub-accounts thereof) (“Separate Accounts”) of certain insurance companies (“Participating Insurance Companies”) that support variable annuity contracts and variable life insurance policies (“variable contracts”). For convenience, contract owners and policy participants are referred to collectively as “Variable Contract Owners.” Individual Contract Owners are not the “shareholders” of the Acquired Funds. Rather, the Separate Accounts of Participating Insurance Companies are the shareholders of the Acquired Funds. Variable Contract Owners – as beneficial shareholders of Acquired Fund shares – have the right to instruct the insurance companies, as the record owners of the shares, how to vote the shares. Because you are a Variable Contract Owner, you are entitled to provide voting instructions.

This Combined Proxy Statement/Prospectus contains information that shareholders of the Acquired Funds should know before voting on the Agreement that is described herein and should be retained for future reference. It is both the proxy statement of the Acquired Funds and also a prospectus for the Acquiring Funds. Each Acquired Fund and Acquiring Fund is a registered open-end management investment company. We sometimes refer to the Acquired Funds and the Acquiring Funds collectively as the “Funds” and to any of them individually as a “Fund.”

Each Acquiring Fund has been organized as a separate series of the Lincoln Variable Insurance Products Trust, which filed a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) on October 31, 2023, to begin the process of establishing each Acquiring Fund and registering its shares. Each Acquiring Fund’s prospectus became effective on or about January 16, 2024. The Agreement requires each Acquiring Fund’s registration statement to be effective prior to the effective date of the Reorganization.

The Reorganization of each Acquired Fund with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:

•

The transfer by each Acquired Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Acquired Fund and issuing shares of the corresponding Acquiring Fund to the Acquired Fund equal to the aggregate net asset value of the Acquired Fund’s shares owned by the Acquired Fund’s shareholders as of the closing time on the closing date of the Reorganization;

•

The pro rata distribution of shares of the corresponding class of the Acquiring Fund to the shareholders of record of the Acquired Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Acquired Fund held by such shareholders; and

•	The winding up of the affairs and termination of each Acquired Fund.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the value of the Acquiring Fund shares that you will receive upon the closing of the Reorganization will be the same as the value of the shares of the Acquired Fund that you held immediately prior to the Reorganization.

Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganizations. See “Federal Income Tax Consequences” for more information.

The Board of Directors of the ACVP and ACVP II fixed the close of business on January 29, 2024 (the “Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of an Acquired Fund shall be entitled to one vote per dollar of net asset value represented by their shares, with fractional dollars voting proportionally. Regardless of the class of shares they own, shareholders of all classes of an Acquired Fund will vote as a single class on the Agreement. We intend to mail this Combined Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed Voting Instruction Card (also referred to as a “proxy card”) on or about February 21, 2024 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Agreement and the Reorganizations, the ACVP and ACVP II Boards, including all the Independent Directors, have unanimously approved the Agreement. If shareholders of an Acquired Fund do not approve the Agreement, the ACVP and ACVP II Boards will consider what further action is appropriate.

This Combined Proxy Statement/Prospectus is being used to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Acquired Fund.

Additional information about the Funds is available in the:

American Century Variable Portfolios, Inc.

•	Prospectuses for the Acquired Funds, dated May 1, 2023 (File No. 811-05188; Accession No. 0000814680-23-000043), as supplemented;

•	Statement of Additional Information for the Acquired Funds, dated May 1, 2023 (File No. 811-05188; Accession No. 0000814680-23-000043);

•	Annual Reports to shareholders of the Acquired Funds for the fiscal year ended December 31, 2022 (Accession No. 0000814680-23-000006);

•	Semi-Annual Reports to shareholders of the Acquired Funds for the six months ended June 30, 2023 (Accession No. 0000814680-23-000097); and

•	Statement of Additional Information, dated February 15, 2024, to this Combined Proxy Statement/Prospectus (“SAI”).

American Century Variable Portfolios II, Inc.

•	Prospectus for the Acquired Fund, dated May 1, 2023 (File No. 811-10155; Accession No. 0001124155-23-000009), as supplemented;

•	Statement of Additional Information for the Acquired Fund, dated May 1, 2023, (File No. 811-10155 ; Accession No. 0001124155-23-000009);

•	Annual Report to shareholders of the Acquired Fund for the fiscal year ended December 31, 2022; (Accession No. 0001124155-23-000002);

•	Semi-Annual Report to shareholders of the Acquired Fund for the six months ended June 30, 2023 (Accession No. 0001124155-23-000017); and

•	Statement of Additional Information, dated February 15, 2024, to this Combined Proxy Statement/Prospectus (“SAI”).

Lincoln Variable Insurance Products Trust

•	The prospectuses for the Acquiring Funds, dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

•	Statement of Additional Information for the Acquiring Funds, dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

•	Statement of Additional Information, dated February 15, 2024, to this Combined Proxy Statement/Prospectus (“SAI”).

The section entitled “PROSPECTUSES INCORPORATED BY REFERENCE INTO THE COMBINED PROXY STATEMENT/PROSPECTUS” in this Combined Proxy Statement/Prospectus contains a list of the specific prospectuses incorporated by reference into the Combined Proxy Statement/Prospectus. These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Acquired Funds and the Acquiring Funds and supplements thereto are incorporated herein by reference and are legally deemed to be part of this Combined Proxy Statement/Prospectus. The SAI, dated the same date as this Combined Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Combined Proxy Statement/Prospectus, and is available upon oral or written request from the Lincoln Variable Insurance Products Trust, at the address and toll-free telephone number noted below. The Acquired Funds’ prospectuses, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders have been previously mailed to shareholders of the Acquired Funds and are available on the Acquired Funds’ website at www.americancentury.com/vpdocs.

Copies of all these documents are available upon request without charge by visiting, writing to, or calling:

For Acquired Fund Documents:	For Combined Proxy Statement/ Prospectus Statement of Additional Information:

AMERICAN CENTURY INVESTMENTS P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-378-9878	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST 1301 South Harrison Street Fort Wayne, IN 46802 (800) 454-6265

You also may view or obtain these documents from the SEC’s website at www.sec.gov. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROPOSAL:

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

On December 6, 2023, and December 20, 2023, the ACVP and ACVP II Boards, including all the Independent Directors, respectively, unanimously voted to approve the Agreement on behalf of each Acquired Fund, subject to approval by shareholders of the applicable Acquired Fund and other closing conditions.

In each Reorganization, each Acquired Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. Each Acquiring Fund will then issue shares to the corresponding Acquired Fund, which will distribute such shares pro rata to shareholders of the Acquired Fund. Any shares you beneficially own of an Acquired Fund at the time of a Reorganization will be cancelled and you will receive shares, in the corresponding share class, of the corresponding Acquiring Fund having a value equal to the value of your shares of the Acquired Fund. No gain or loss for federal income tax purposes is expected to be recognized by any shareholder of an Acquired Fund as a direct result of the Reorganization, as discussed below under “Federal Income Tax Consequences.” If the Agreement is approved by shareholders and certain other conditions are met or waived, each Reorganization is expected to occur on or about April 26, 2024. Each Reorganization is independent of the other Reorganizations.

Reasons for the Reorganizations

The ACVP and ACVP II Boards, including all the Independent Directors, approved the Agreement after considering each proposed Reorganization and concluding that participation in the proposed Reorganization would be in the best interest of each Acquired Fund. In its review of the Reorganizations and the Agreement, the ACVP and ACVP II Boards considered, among other factors:

•	The terms of the Agreement;
•	The recommendation of the Adviser with respect to the proposed Reorganizations;
•

Information from Lincoln Financial Investments Corporation and its affiliates (“Lincoln”) and the Adviser regarding the reputation, experience and expertise, financial strength, and resources of Lincoln

•	The nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by the Lincoln investment adviser following the Reorganizations;
•	The Board’s assessment of the strength of the Acquiring Funds’ governance and compliance structure;
•	The compatibility of the investment objectives and policies of each applicable Acquiring Fund and its respective Acquired Fund;
•	That the Adviser intends to act as subadviser to the Acquiring Funds after the Reorganizations;

•	The benefits to the shareholders of each of the applicable Acquired Funds, including increased operating efficiencies and distribution;
•

The current management fee schedules of the applicable Acquired Funds and the proposed management fee schedules of the applicable Acquiring Funds, and that Lincoln will provide a two-year contractual undertaking that will limit the total expense ratio (after waivers, if applicable) of each share class of each applicable Acquiring Fund so that such share class’s total expense ratio (after waivers, if applicable) is no greater than the total expense ratio (after waivers, if applicable) of the corresponding class of the corresponding Acquired Fund immediately prior to the Reorganizations;

•	The Adviser and Lincoln, and not the funds, will pay all expenses of the Reorganizations;
•

The terms and conditions of the Agreement, including that each Acquired Fund shareholder’s account will be credited with the number of corresponding Acquiring Fund shares equal to the value of the Acquired Fund shares that each shareholder holds immediately prior to the Reorganizations. The Board also noted that the value of the Acquired Funds’ assets to be acquired and the amount of their liabilities to be assumed by the Acquiring Funds and the NAV of a share of the Acquired Funds will be determined in accordance with the valuation methodologies described in the Acquired Funds’ Prospectus and SAI;

•	The fact that each Reorganization would constitute a tax-free reorganization; and
•	That the interests of the shareholders of the applicable Acquired Funds would not be diluted as a result of the Reorganizations.

For a more complete discussion of the factors considered by the ACVP and ACVP II Boards in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Investment Objectives and Principal Investment Strategies

Each Acquiring Fund has an investment objective identical to that of its corresponding Acquired Fund.

The table below shows the investment objective for each Acquiring Fund.

Acquiring Fund	Investment Objective
LVIP American Century Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

LVIP American Century Capital Appreciation Fund	The fund seeks capital growth.

LVIP American Century Disciplined Core Value Fund	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.

LVIP American Century International Fund	The fund seeks capital growth.

LVIP American Century Large Company Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.

LVIP American Century Mid Cap Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.

LVIP American Century Ultra Fund	The fund seeks long-term capital growth.

LVIP American Century Value Fund	The fund seeks long-term capital growth. Income is a secondary objective.

LVIP American Century Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

Each Acquiring Fund has substantially identical principal investment strategies as its corresponding Acquired Fund. However, while the VP Ultra Fund is currently classified as a diversified fund, the LVIP American Century Ultra Fund will launch as a non-diversified fund.

For each Fund, the investment portfolios will be substantially similar before and after the Reorganization.

Please see the section entitled “COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES” in this Combined Proxy Statement/Prospectus for a comparison of the principal investment strategies between each Acquired Fund and its corresponding Acquiring Fund and a description of any material differences in the principal investment strategies between each Acquired Fund and its corresponding Acquiring Fund.

Principal Risks Associated with the Acquiring Funds

Because each Acquiring Fund has the same investment objective and substantially identical principal investment strategies and principal risks as its corresponding Acquired Fund, the Reorganizations generally should not change the risk/return profile for Fund shareholders. However, the risk/return profile for shareholders of VP Ultra Fund, which is a diversified fund, may be affected following the Reorganization because the LVIP American Century Ultra Fund is a non-diversified fund. A non-diversified fund may invest a greater percentage of its assets in a particular issuer than a diversified fund and may therefore be subject to greater risk of events affecting a smaller number of issuers.

The section entitled “COMPARISON OF PRINCIPAL RISKS” in this Combined Proxy Statement/Prospectus shows a comparison of these risks. In addition, the prospectuses of the Acquiring Funds contain a discussion of their risks. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Combined Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Fundamental Investment Restrictions

The 1940 Act requires, and each of the Acquired Funds and the Acquiring Funds have, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Acquired Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, except as noted in the section entitled “COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS” in this Combined Proxy Statement/Prospectus, which provides a side-by-side comparison of each fundamental investment restriction and notes any material differences.

Both the Acquired Funds and Acquiring Funds are subject to other investment restrictions that are not identified above. The full list of each Acquired Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective Statement of Additional Information. See the cover page of this Combined Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquired Funds’ Statements of Additional Information and the Statement of Additional Information to this Combined Proxy Statement/Prospectus.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Acquired Fund with the shareholder fees and pro forma expense ratios of the corresponding

Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses, but actual expenses may be greater or less than those shown. The table does not reflect any variable contract expenses. If variable contract expenses were included, the current and pro forma expenses shown would be higher. You should know that the Acquiring Funds will implement expense reimbursements for two years from the closing date of the Reorganizations as necessary to ensure that the total expense ratio (after waivers and reimbursements if applicable) for each class of shares of the corresponding Acquiring Fund (after and reimbursements waivers if applicable) is no higher than that of the corresponding class of the corresponding Acquired Fund (after waivers and reimbursements if applicable) and if those expense reimbursements are not renewed upon the end of the two years after the closing date of the Reorganizations, the expense ratios of certain Acquiring Funds after two years from the closing date of the Reorganizations could be higher than the current expense ratios of the corresponding Acquired Funds.

The Acquired Funds utilize a unified fee structure where the fund pays the advisor a single, all-inclusive fee for providing all services for the management and operation of the fund, except brokerage expenses, taxes, interest, the fees and expenses of the independent directors (including their independent legal counsel), 12b-1 distribution fees, if any, and extraordinary costs. The Acquiring Funds do not employ a unified fee structure. The Acquiring Funds will have a traditional fee structure, where the Acquiring Funds will be charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses.

As shown below, each Acquiring Fund will have a net total expense ratio that is the same or lower than the net total expense ratio of its corresponding Acquired Fund.

VP BALANCED FUND LVIP AMERICAN CENTURY BALANCED FUND
	VP Balanced Fund	LVIP American Century Balanced Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.21%
Total Annual Fund Operating Expenses	0.90%	0.86%
Fee Waiver and Expense Reimbursement	0.13%[1]	0.09%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.77%[2]	0.77%[2]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.01%	0.21%
Total Annual Fund Operating Expenses	1.15%	1.11%
Fee Waiver and Expense Reimbursement	0.13%[1]	0.09%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.02%[2]	1.02%[2]

[1]

The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[3]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.77% for Standard Class II and 1.02% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP CAPITAL APPRECIATION FUND

LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND

	VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	0.55%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.00%	0.30%
Total Annual Fund Operating Expenses	1.00%	0.85%
Fee Waiver and Expense Reimbursement	0.08%[1]	0.06%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.92%[2]	0.79%[2]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.00%	0.20%
Total Annual Fund Operating Expenses	1.15%	1.00%
Fee Waiver and Expense Reimbursement	0.08%[1]	0.06%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.07%[2]	0.94%[2]

	Class Y	Standard Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.55%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.00%	0.08%
Total Annual Fund Operating Expenses	0.65%	0.63%
Fee Waiver and Expense Reimbursement	0.08%[1]	0.06%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.57%[2]	0.57%[2]

[1]

The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[3]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.57% for the Standard Class, 0.79 % for Standard Class II and 0.94% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP DISCIPLINED CORE VALUE FUND

LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND

	VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.55%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.19%
Total Annual Fund Operating Expenses	0.71%	0.74%
Fee Waiver and Expense Reimbursement	None	0.03%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.71%[1]	0.71%[1]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.01%	0.19%
Total Annual Fund Operating Expenses	0.96%	0.99%
Fee Waiver and Expense Reimbursement	None	0.03%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.96%[1]	0.96%[1]

[1]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[2]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.71% for Standard Class II and 0.96% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP INTERNATIONAL FUND

LVIP AMERICAN CENTURY INTERNATIONAL FUND

	VP International Fund	LVIP American Century International Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.06%	0.80%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.14%	0.26%
Total Annual Fund Operating Expenses	1.20%	1.06%
Fee Waiver and Expense Reimbursement	0.11%[1]	0.11%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.09%[2]	0.95%[2]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.96%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.14%	0.16%
Total Annual Fund Operating Expenses	1.35%	1.21%
Fee Waiver and Expense Reimbursement	0.11%[1]	0.11%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.24%[2]	1.10%[2]

[1]

The advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[3]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.95% for Standard Class II and 1.10% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP LARGE COMPANY VALUE FUND

LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND

	VP Large Company Value Fund	LVIP American Century Large Company Value Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%	0.55%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.23%
Total Annual Fund Operating Expenses	0.83%	0.78%
Fee Waiver and Expense Reimbursement	0.13%[1]	0.08%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.70%[2]	0.70%[2]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.01%	0.13%
Total Annual Fund Operating Expenses	0.98%	0.93%
Fee Waiver and Expense Reimbursement	0.13%[1]	0.08%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%[2]	0.85%[2]

[1]

The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[3]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.70% for Standard Class II and 0.85% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP MID CAP VALUE FUND

LVIP AMERICAN CENTURY MID CAP VALUE FUND

	VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.70%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.01%	0.17%
Total Annual Fund Operating Expenses	0.86%	0.87%
Fee Waiver and Expense Reimbursement	None	0.01%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.86%[1]	0.86%[1]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.01%	0.07%
Total Annual Fund Operating Expenses	1.01%	1.02%
Fee Waiver and Expense Reimbursement	None	0.01%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.01%[1]	1.01%[1]

[1]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[2]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.86% for Standard Class II and 1.01% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP ULTRA FUND

LVIP AMERICAN CENTURY ULTRA FUND

	VP Ultra Fund	LVIP American Century Ultra Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%	0.60%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.00%	0.19%
Total Annual Fund Operating Expenses	0.89%	0.79%
Fee Waiver and Expense Reimbursement	0.14%[1]	0.04%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.75%[2]	0.75%[2]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.79%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.00%	0.09%
Total Annual Fund Operating Expenses	1.04%	0.94%
Fee Waiver and Expense Reimbursement	0.14%[1]	0.04%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%[2]	0.90%[2]

[1]

The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[3]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.75% for Standard Class II and 0.90% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP VALUE FUND

LVIP AMERICAN CENTURY VALUE FUND

	VP Value Fund	LVIP American Century Value Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%	0.58%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.02%	0.16%
Total Annual Fund Operating Expenses	0.85%	0.74%
Fee Waiver and Expense Reimbursement	0.14%[1]	0.03%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.71%[2]	0.71%[2]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.73%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.02%	0.06%
Total Annual Fund Operating Expenses	1.00%	0.89%
Fee Waiver and Expense Reimbursement	0.14%[1]	0.03%[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.86%[2]	0.86%[2]

[1]

The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

[2]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[3]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.71% for Standard Class II and 0.86% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

VP INFLATION PROTECTION FUND

LVIP AMERICAN CENTURY INFLATION PROTECTION FUND

	VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund (Acquiring Fund) Pro Forma Combined
	Class I	Standard Class II
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%	0.31%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.06%	0.24%
Total Annual Fund Operating Expenses	0.52%	0.55%
Fee Waiver and Expense Reimbursement	None	0.03%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.52%[1]	0.52%[1]

	Class II	Service Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%	0.31%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses	0.06%	0.24%
Total Annual Fund Operating Expenses	0.77%	0.80%
Fee Waiver and Expense Reimbursement	None	0.03%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.77%[1]	0.77%[1]

[1]

Fees and expenses for the Acquired Fund are based on those incurred by it for the 12-month period ended June 30, 2023. The pro forma fees and expenses of the Acquiring Fund are estimated as if the Reorganization were in effect for the 12 months ended June 30, 2023.

[2]

LFI has contractually agreed to limit the Acquiring Fund’s Operating Expenses (excluding interest, taxes, brokerage commissions, underlying fund fees and expenses or “AFFE”, extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of such Acquiring Fund’s business) at 0.46% for Standard Class II and 0.71% for Service Class for two years following the Reorganization. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Directors and LFI. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

Expense Examples

The example below is intended to help you compare the costs of investing in an Acquired Fund and its corresponding Acquiring Fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers or expense reimbursements noted in the tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

LFI has contractually agreed to reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. This example does not reflect any variable contract-related fees and expenses, including redemption fees (if any), applicable to the Acquiring Funds at the variable contract level. If such fees and expenses were reflected, the total expenses would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
VP Balanced Fund
Class I	$79	$274	$486	$1,096
Class II	$104	$353	$621	$1,386
Pro Forma LVIP American Century Balanced Fund
Standard Class II	$79	$256	$459	$1,044
Service Class	$104	$335	$594	$1,335
VP Capital Appreciation Fund
Class I	$94	$311	$545	$1,217
Class II	$109	$358	$626	$1,390
Class Y	$58	$200	$355	$803
Pro Forma LVIP American Century Capital Appreciation Fund
Standard Class II	$81	$259	$459	$1,038
Service Class	$96	$306	$540	$1,213
Standard Class I	$58	$189	$339	$775
VP Disciplined Core Value Fund
Class I	$73	$227	$396	$883
Class II	$98	$306	$532	$1,178
Pro Forma LVIP American Century Disciplined Core Value Fund
Standard Class II	$73	$230	$405	$913
Service Class	$98	$309	$541	$1,207

	1 year	3 years	5 years	10 years
VP International Fund
Class I	$111	$371	$650	$1,444
Class II	$127	$417	$730	$1,614
Pro Forma LVIP American Century International Fund
Standard Class II	$97	$315	$563	$1,274
Service Class	$112	$362	$643	$1,446
VP Large Company Value Fund
Class I	$72	$252	$448	$1,014
Class II	$87	$300	$530	$1,190
Pro Forma LVIP American Century Large Company Value Fund
Standard Class II	$72	$233	$417	$951
Service Class	$87	$280	$499	$1,128
VP Mid Cap Value Fund
Class I	$88	$275	$477	$1,061
Class II	$103	$322	$559	$1,236
Pro Forma LVIP American Century Mid Cap Value Fund
Standard Class II	$88	$275	$480	$1,071
Service Class	$103	$323	$561	$1,246
VP Ultra Fund
Class I	$77	$270	$480	$1,083
Class II	$92	$318	$561	$1,258
Pro Forma LVIP American Century Ultra Fund
Standard Class II	$77	$244	$431	$970
Service Class	$92	$291	$512	$1,147
VP Value Fund
Class I	$73	$258	$458	$1,036
Class II	$88	$305	$540	$1,212
Pro Forma LVIP American Century Value Fund
Standard Class II	$73	$230	$405	$913
Service Class	$88	$278	$487	$1,090
VP Inflation Protection Fund
Class I	$53	$167	$291	$653
Class II	$79	$246	$428	$955
Pro Forma LVIP American Century Inflation Protection Fund
Standard Class II	$53	$170	$301	$683
Service Class	$79	$249	$438	$984

For further discussion regarding the ACVP and ACVP II Boards’ consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Portfolio Turnover

The Acquired Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Funds’ performances.

The table below reflects the Acquired Funds’ portfolio turnover rates during the fiscal year ended December 31, 2022. The Acquiring Funds will not commence operations until closing of the Reorganization, and thus their portfolio turnover rates are not available. However, it is anticipated that the portfolio turnover rate of each Acquiring Fund will be similar to that of the corresponding Acquired Fund.

Acquired Fund	Portfolio Turnover Rate
VP Balanced Fund	92%
VP Capital Appreciation Fund	52%
VP Disciplined Core Value Fund	217%
VP International Fund	40%
VP Large Company Value Fund	30%
VP Mid Cap Value Fund	74%
VP Ultra Fund	24%
VP Value Fund	49%
VP Inflation Protection Fund	86%

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

VP Balanced

The blended index is considered the benchmark for the fund. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500® Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Bloomberg U.S. Aggregate Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 13.36%	Lowest Performance Quarter (2Q 2022): -12.29%

Average Annual Total Returns
For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-17.27%	4.43%	6.64%
Class II(1)	-17.47%	4.18%	6.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
Blended Index (reflects no deduction for fees, expenses or taxes)	-15.79%	5.96%	8.08%

[1]

Historical performance for Class II prior to its inception (May 2, 2016) is based on the performance of Class I shares. Class II performance has been adjusted to reflect differences in expenses between classes.

VP Capital Appreciation

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 32.37%	Lowest Performance Quarter (2Q 2022): -22.30%

Average Annual Total Returns				Since	Inception
For the calendar year ended December 31, 2022	1 year	5 years	10 years	Inception	Date
Class I	-28.11%	7.91%	10.25%	—	11/20/1987
Class II1	-28.25%	7.74%	10.09%	—	04/25/2014
Class Y	-27.92%	8.26%	—	9.16%	09/22/2017
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.72%	7.64%	11.40%	—	—

[1]	Historical performance for Class II prior to its inception is based on the performance of Class I shares. Class II performance has been adjusted to reflect differences in expenses between classes.

VP Disciplined Core Value

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 17.93%	Lowest Performance Quarter (1Q 2020): -20.83%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-12.74%	6.85%	10.63%
Class II	-12.83%	6.59%	10.37%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.66%	10.29%

VP International

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 22.63%	Lowest Performance Quarter (1Q 2020): -19.12%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-24.75%	2.32%	4.95%
Class II	-24.86%	2.16%	4.78%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-14.45%	1.54%	4.67%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-22.95%	2.48%	5.58%

VP Large Company Value

Calendar Year Total Returns

Highest Performance Quarter (4Q 2022): 14.69%	Lowest Performance Quarter (1Q 2020): -25.01%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-0.26%	7.87%	10.29%
Class II	-0.46%	7.70%	10.12%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.66%	10.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%

VP Mid Cap Value

Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 16.77%	Lowest Performance Quarter (1Q 2020): -27.73%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-1.19%	6.76%	11.01%
Class II	-1.38%	6.61%	10.84%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-12.03%	5.72%	10.10%

VP Ultra

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 32.08%	Lowest Performance Quarter (2Q 2022): -23.63%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-32.38%	11.10%	14.12%
Class II	-32.46%	10.94%	13.95%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	10.95%	14.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%

VP Value

Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 20.74%	Lowest Performance Quarter (1Q 2020): -29.39%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	0.54%	7.85%	10.59%
Class II	0.31%	7.68%	10.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.66%	10.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%

VP Inflation Protection

Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 6.04%	Lowest Performance Quarter (2Q 2013): -7.16%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-12.88%	1.64%	0.93%
Class II	-13.08%	1.38%	0.67%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	-11.85%	2.11%	1.11%

Comparison of Share Classes and Distribution Arrangements

Each share class of an Acquired Fund will be reorganized into the designated share class of the corresponding Acquiring Fund as described below and in the section entitled “ACQUIRED FUNDS AND CLASSES AND CORRESPONDING ACQUIRING FUNDS AND CLASSES” in this Combined Proxy Statement/Prospectus. The following section describes the distribution arrangements for the Acquired Funds and the Acquiring Funds.

Distribution Arrangements. The Acquired Funds’ shares are distributed by American Century Investment Services, Inc. (“ACIS”), a registered broker-dealer. ACIS is a wholly owned subsidiary of American Century Companies, Inc. (“ACC”) and its principal business address is 4500 Main Street, Kansas City, Missouri 64111. ACIS is the principal underwriter of the Acquired Funds’ shares. ACIM pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee.

Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI, serves as the principal underwriter for the Acquiring Funds pursuant to a Principal Underwriting Agreement with the Lincoln Variable Insurance Products Trust (the “Acquiring Funds Distribution Agreement” and, together with the Acquired Funds Distribution

Agreement, the “Distribution Agreements”). The Distribution Agreements provide that ACIS and LFD have the exclusive right to distribute shares of the Acquired Funds and the Acquiring Funds, respectively, on a continuous basis. Under the relevant agreements, ACIS may sell shares of each class of each Acquired Fund to insurance company separate accounts and LFD may sell shares of each class of each Acquiring Fund to insurance company separate accounts or employer-sponsored products.

Class Structure. Each Acquired Fund offers two classes of shares: Class I and Class II (with the exception of the VP Capital Appreciation Fund which offers Class I, Class II, and Class Y shares). Each Acquiring Fund offers two classes of shares: Standard II Class and Service Class (with the exception of the LVIP American Century Capital Appreciation Fund which offers Standard Class, Standard II Class, and Service Class Shares). Acquired Fund Class I, Class II, and Y Class shareholders will receive Standard Class II, Service Class, and Standard Class shares, respectively, of the Acquiring Funds in connection with the Reorganizations. The share classes are identical for both the Acquired Funds and Acquiring Funds, except that Class II and Service Class shares for the Acquired Funds and the Acquiring Funds, respectively, are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan.

Service Class shares of the Acquiring Funds will pay the same Rule 12b-1 fee as Class II shares of the Acquired Funds. Under the Acquiring Funds’ distribution and service plan, Service Class shares will pay annual amounts not exceeding 0.25% of the average daily net assets of the Service Class shares of the Acquiring Fund. Each Acquiring Fund will offer shares to insurance companies for allocation to certain of their variable contracts. Each Acquiring Fund will pay its principal underwriter, LFD, out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD will pay third parties for these sales activities pursuant to written agreements with such parties. These fees will be paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

Under the Acquired Funds’ distribution and service plan, Class II shares pay distribution fees up to 0.25% per year.

Comparison of Purchase and Redemption Procedures and Exchange Privileges

The purchase procedures and redemption procedures employed by the Acquired Funds and Acquiring Funds are substantially similar.

Acquired Fund shares are offered only through insurance company separate accounts. Acquiring Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of

New York (“LNY”), and unaffiliated insurance companies. You do not buy, sell or exchange Fund shares directly, but rather only through the applicable insurance company. Because shares are purchased and held only through insurance companies, you are subject to the polices of the insurance company through which you beneficially own shares. The Funds are not aware of any difference in the treatment of Acquiring Fund shares versus Acquired Fund shares in this respect.

Each Fund redeems its shares at the net asset value next determined after receipt of redemption request. Shareholders of the Funds are not subject to a redemption fee.

Each Acquiring Fund typically expects to pay redemption proceeds using holdings of cash in the Acquiring Fund’s portfolio or using the proceeds from sales of portfolio securities. To a lesser extent, each Acquiring Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of an Acquiring Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Each Acquired Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a Variable Contract Owner and Separate Account to market risk until the securities are sold.

Tax Information

In general, Variable Contract Owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. Variable Contract Owners should consult their contract prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Funds. Variable Contract Owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Funds, including application of state and local taxes.

Comparison of Principal Risks

Because the Acquired Funds and the Acquiring Funds have the same investment objective and the investment strategies are substantially the same, the risks they are subject to are also substantially the same. The LVIP American Century Ultra Fund includes Non-Diversification Risk, while the VP Ultra Fund does not. Below is a comparison of the principal risk factors to which the Funds are subject. The fact that a risk is not listed as a principal risk in a Fund’s prospectus does not necessarily mean that shareholders of that Fund are not subject to that risk.

Principal Risks	VP Balanced Fund	LVIP American Century Balanced Fund

Style Risk – If at any time the market is not favoring the quantitative investment style used to manage the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.	✓	✓

Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative models will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.	✓	✓

ESG Risk – Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not use ESG metrics. ESG considerations may prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for securities, the portfolio management team relies on the information and scoring models published by third party sources; there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.	✓	✓

Principal Risks	VP Balanced Fund	LVIP American Century Balanced Fund

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of VP Balanced than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.	✓	✓

Credit Risk – Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.	✓	✓

Principal Risks	VP Balanced Fund	LVIP American Century Balanced Fund

Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.	✓	✓

Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.	✓	✓

Principal Risks	VP Balanced Fund	LVIP American Century Balanced Fund

Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets.	✓	✓

Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.	✓	✓

Liquidity Risk – The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.	✓	✓

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

Principal Risks	VP Balanced Fund	LVIP American Century Balanced Fund

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund

Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.	✓	✓

Mid Cap Stocks Risk – The fund invests in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.	✓	✓

Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.	✓	✓

Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.	✓	✓

Principal Risks	VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.	✓	✓

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund

Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.	✓	✓

Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.	✓	✓

Low Dividend Yield Risk – Although income is a secondary objective of the fund, if the stocks that make up the S&P 500 ® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.	✓	✓

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social develop—ments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

Principal Risks	VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP International Fund	LVIP American Century International Fund

Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.	✓	✓

Emerging Markets Risk – Investing in emerging markets countries generally is riskier than investing in foreign developed countries. Emerging markets countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.	✓	✓

Principal Risks	VP International Fund	LVIP American Century International Fund

Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.	✓	✓

Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.	✓	✓

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

Principal Risks	VP International Fund	LVIP American Century International Fund
ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.	✓	✓

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.	✓	✓

Principal Risks	VP Large Company Value Fund	LVIP American Century Large Company Value Fund

Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.	✓	✓

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.	✓	✓

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

Principal Risks	VP Large Company Value Fund	LVIP American Century Large Company Value Fund

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund

Mid Cap Stocks Risk – The medium-sized companies in which the fund invests may be more volatile and present greater risks than larger companies.	✓	✓

Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.	✓	✓

Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

IPO Risk – The fund’s performance may be affected by investments in initial public offerings.	✓	✓

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Principal Risks	VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund

ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.	✓	✓

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP Ultra Fund	LVIP American Century Ultra Fund

Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.	✓	✓

Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.	✓	✓

Principal Risks	VP Ultra Fund	LVIP American Century Ultra Fund

Market Risk – The value of a fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Price Volatility Risk – The value of a fund’s shares may fluctuate significantly in the short term.	✓	✓

Foreign Securities Risk – A fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.	✓	✓

Diversification Risk – The fund is classified as diversified pursuant to the Investment Company Act, with diversification measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund’s share price and the fund may be more volatile.	✓

Principal Risks	VP Ultra Fund	LVIP American Century Ultra Fund

Non-Diversification Risk – When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.		✓

Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.	✓	✓

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP Value Fund	LVIP American Century Value Fund

Mid-Cap Investing Risk – The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.	✓	✓

Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.	✓	✓

Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

Principal Risks	VP Value Fund	LVIP American Century Value Fund

Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.	✓	✓

Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.	✓	✓

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Principal Risks	VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund

Real Interest Rate Risk – Inflation-indexed securities trade at prevailing real, or after-inflation, interest rates. The real interest rate is the current market interest rate minus the markets inflation expectations. Generally, when real interest rates rise, the value of the funds debt securities will decline. The opposite is true when real interest rates decline. A period of rising interest rates may negatively affect the funds performance.	✓	✓

Credit Risk – The value of the funds debt securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. As a result, the funds share price also could decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.		✓

Inflation Risk – Due to Internal Revenue Code provisions governing insurance product funds, No more than 55% of the funds assets may be invested in securities issued by the same entity, such as the U.S. Treasury. Because the number of inflation-indexed debt securities issued by other entities is limited, the fund may have a substantial position in non-inflation-indexed securities. To the extent that this is the case, that portion of the portfolio will not be automatically protected from inflation.	✓	✓

Prepayment and Extension Risk – The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity (i.e., interest rate sensitivity) and potentially reduce the value of these securities.	✓	✓

Principal Risks	VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund

Liquidity Risk – During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the funds share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the funds investments.	✓	✓

Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the swap agreement. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.	✓	✓

Bank Loan Risk – The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.	✓	✓

Principal Risks	VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund

Collateralized Obligations Risk – Collateralized obligations, such as collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation , changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets.	✓	✓

Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.	✓	✓

Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.	✓	✓

Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the funds transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.	✓	✓

Comparison of Investment Advisers and Sub-Advisers

For the Acquired Funds, the investment adviser is American Century Investment Management, Inc. (“ACIM”), and none of the Acquired Funds has a subadviser. ACIM acts as investment adviser to each Acquired Fund and makes the day-to-day investment decisions for the Acquired Fund ACIM is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. ACIM also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

For each Acquiring Fund, the investment adviser is Lincoln Financial Investments Corporation (“LFI”), and ACIM will serve as sub-adviser.

LFI is a registered investment adviser and wholly owned subsidiary of The Lincoln National Life Insurance Company. LFI’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LFI (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2023, LFI had approximately $108.6 billion in assets under management.

The Lincoln National Life Insurance Company is an insurance company organized under Indiana law and is a wholly owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services. The Acquiring Funds have entered into an Investment Management Agreement with LFI. LFI may hire one or more sub-advisers who are responsible for the Acquiring Fund’s day-to-day investment management. A sub-adviser is paid by LFI from its management fee.

The Acquiring Funds employ a “manager of managers” structure, which means that the Acquiring Fund’s investment adviser may delegate the management of some or all of the Acquiring Fund’s investment portfolio to one or more sub-advisers. To use this structure, Lincoln Variable Insurance Products Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Acquiring Funds’ investment adviser – with the Acquiring Funds’ Board approval – to enter into and amend a sub-advisory agreement for an Acquiring Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, an Acquiring Fund would be required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Acquiring Funds’ investment adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

See the section entitled “COMPARISON OF INVESTMENT ADVISORY FEES” in this Combined Proxy Statement/Prospectus for a comparison of the current and contractual investment advisory fee rates for each Fund.

Comparison of Portfolio Managers

Each Acquiring Fund will be managed on a day-to-day basis by the same team of portfolio managers that currently manages the corresponding Acquired Fund.

The table below shows the portfolio managers for each Acquired Fund and its corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund	Portfolio Managers
VP Balanced Fund	LVIP American Century Balanced Fund	Charles Tan Robert V. Gahagan Jason Greenblath Joseph Reiland Justin M. Brown Robert J. Bove

VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund	Rob Brookby Nalin Yogasundram

VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund	Yulin Long Arun Daniel Stephen Quance

VP International Fund	LVIP American Century International Fund	Rajesh Gandhi Jim Zhao

VP Large Company Value Fund	LVIP American Century Large Company Value Fund	Brian Woglom Philip Sundell Adam Krenn

VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund	Kevin Toney Michael Liss Brian Woglom Nathan Rawlins

VP Ultra Fund	LVIP American Century Ultra Fund	Keith Lee Michael Li Jeffrey R. Bourke

VP Value Fund	LVIP American Century Value Fund	Kevin Toney Michael Liss Brian Woglom Philip Sundell David Byrns

VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund	Robert V. Gahagan James E. Platz Miguel Castillo

VP Balanced Fund / LVIP American Century Balanced Fund

ACIM uses teams of portfolio managers and analysts to manage the equity and fixed-income portions of the fund. These teams function in different ways, as described below. The five portfolio managers with the most significant responsibility for the day-to-day management of the fund are identified below.

Equity Portion of VP Balanced

The team that manages the equity portion of the fund meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the equity portion of the fund as they see fit, guided by the fund’s investment objective and strategy. The individuals listed below are jointly and primarily responsible for the day-to-day management of the equity portion of the fund.

Joseph Reiland

Mr. Reiland, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2005. He has a bachelor’s degree in business administration from Washington University. He is a CFA charterholder.

Justin M. Brown

Mr. Brown, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree in business administration and finance from Texas Christian University. He is a CFA charterholder.

Robert J. Bove

Mr. Bove, Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2016. He has a bachelor’s degree in accounting from Villanova University and an MBA in finance from New York University, Leonard N. Stern School of Business.

Fixed-Income Portion of VP Balanced

ACIM uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Fixed Income Investment Committee, which is responsible for periodically adjusting dynamic investment parameters based on economic and market conditions. All portfolio managers listed below are responsible for security selection and portfolio construction within these parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions. The individuals listed below have the most significant responsibility for the day-to-day management of the fixed-income portion of the fund.

Robert V. Gahagan (Global Fixed Income Investment Committee Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Jason Greenblath (Global Fixed Income Investment Committee Representative)

Mr. Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments as head of U.S. investment grade credit from 2018 to 2019, head of U.S. investment grade credit research from 2014 to 2018 and as a portfolio manager from 2012 to 2018. He has a bachelor’s degree in finance from Pennsylvania State University.

Charles Tan (Global Fixed Income Investment Committee Representative)

Mr. Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.

VP Capital Appreciation Fund / LVIP American Century Capital Appreciation Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Rob Brookby

Mr. Brookby, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2018. From 2008 to 2018, he was a portfolio manager for Putnam Investments. He has a bachelor of arts degree in economics from Northwestern University and an MBA from Harvard University.

Nalin Yogasundram

Mr. Yogasundram, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price. He has bachelor’s degree from the University of Arkansas, a master’s degree from Southern Methodist University and an MBA from The Wharton School of the University of Pennsylvania.

VP Disciplined Core Value Fund / LVIP American Century Disciplined Core Value Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Yulin Long

Dr. Long, CFA, Vice President, Portfolio Manager and Head of Quantitative Research, has been a member of the team that manages the fund since joining American Century Investments as a quantitative analyst in 2005. She became a senior quantitative analyst in 2007, a vice president and senior quantitative analyst in 2012, and a portfolio manager in 2013. She has a bachelor’s degree in finance from Beijing University, and a Ph.D. in accounting from Stanford University. She is a CFA charterholder.

Arun Daniel

Mr. Daniel, Portfolio Manager and Head of Disciplined Equity Group Strategies, has been a member of the team that manages the fund since joining American Century Investments in 2022. Prior to joining American Century, he worked as a senior portfolio manager and senior research analyst of global equities with J O Hambro Capital Management Group. He has a bachelor’s degree in business administration from Madurai University and a master’s degree in business administration from Regent University.

Stephen Quance

Mr. Quance, Vice President, Portfolio Manager and Head of Disciplined Equity Group Investments, has been a member of the team that manages the fund since joining American Century Investments in 2023. Prior to joining American Century, Mr. Quance was the Global Director of Factor Investing from 2019 to 2023 and Director of Factor Investing Asia Pacific from 2017 to 2018 at Invesco Ltd. He has a bachelor of science in civil and environmental engineering from Rice University and an MBA from The University of Texas, McCombs School of Business.

VP International Fund / LVIP American Century International Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Rajesh Gandhi

Mr. Gandhi, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2002 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in finance and real estate from the University of Wisconsin. He is a CFA charterholder.

Jim Zhao

Mr. Zhao, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2009 as a senior investment analyst. He became a vice president and senior investment analyst in 2016 and a vice president and portfolio manager in 2017. He has a bachelor’s degree in physics and a master’s degree in civil and environmental engineering from Clarkson University and an MBA from Carnegie Mellon University. He is a CFA charterholder.

VP Large Company Value Fund / LVIP American Century Large Company Value Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. Ultimate responsibility for portfolio construction and strategy implementation, taking into account the team’s analysis and insights, rests with the operational lead portfolio manager.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Brian Woglom (operational lead portfolio manager)

Mr. Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Philip Sundell

Mr. Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor’s degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.

Adam Krenn

Mr. Krenn, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2011 as an analyst. He became a senior investment analyst in 2012 and a portfolio manager in 2020. He has a bachelor of arts degree from the University of Notre Dame. He is a CFA charterholder.

VP Mid Cap Value Fund / LVIP Mid Cap Value Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. Ultimate responsibility for portfolio construction and strategy implementation, taking into account the team’s analysis and insights, rests with the operational lead portfolio manager.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Kevin Toney (operational lead portfolio manager)

Mr. Toney, CFA, Chief Investment Officer -Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the

University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.

Michael Liss

Mr. Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1998 and became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.

Brian Woglom

Mr. Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Nathan Rawlins

Mr. Rawlins, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2015 as an investment analyst. He became a senior investment analyst in 2020 and a portfolio manager in 2022. He has a bachelor’s degree from the University of Kansas and an MBA from the Kelley School of Business, Indiana University. He is a CFA charterholder.

VP Ultra Fund / LVIP Ultra Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Keith Lee

Mr. Lee, CFA, Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008. He initially joined American Century Investments in 1998 and rejoined in 2001. He became a portfolio manager in 2003. He has a bachelor of science degree in industrial engineering from Columbia University. He is a CFA charterholder.

Michael Li

Dr. Li, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2002 as an investment analyst and became a portfolio manager in 2006. Before joining American Century Investments, he attended The Wharton School of Business at the University of Pennsylvania, where he obtained his MBA. He also has a bachelor of science degree from the University of Science and Technology of China and a Ph.D. from the University of Michigan.

Jeffrey R. Bourke

Mr. Bourke, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2007 as an analyst and became a portfolio manager in 2013. He has a bachelor’s of science degree in civil and environmental engineering from Duke University and an MBA in finance and accounting from the University of Chicago Booth School of Business. He is a CFA charterholder.

VP Value Fund / LVIP Value Fund

ACIM uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. Ultimate responsibility for portfolio construction and strategy implementation, taking into account the team’s analysis and insights, rests with the operational lead portfolio manager.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Kevin Toney

Mr. Toney, CFA, Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.

Michael Liss

Mr. Liss, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1998. He became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.

Brian Woglom

Mr. Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Philip Sundell (operational lead portfolio manager)

Mr. Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor’s degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.

David Byrns

Mr. Byrns, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century Investments in 2014 as an investment analyst. He became a senior investment analyst in 2016 and a portfolio manager in 2020. He has a bachelor’s degree from the University of Dayton and an MBA from the University of Wisconsin-Madison. He is a CFA charterholder.

VP Inflation Protection Fund / LVIP American Century Inflation Protection Fund

ACIM uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Fixed Income Investment Committee, which is responsible for periodically adjusting the fund’s dynamic investment parameters based on economic and market conditions. All listed portfolio managers are responsible for security selection and portfolio construction for the fund within these parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

Robert V. Gahagan (Global Fixed Income Investment Committee Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983. He has a bachelors degree in economics and an MBA from the University of Missouri Kansas City.

James E. Platz

Mr. Platz, CFA, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2003. He received a bachelors degree in history and political economies of industrial societies from the University of California – Berkeley, and an MBA from the University of Southern California. He is a CFA charterholder.

Miguel Castillo

Mr. Castillo, Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2008 as a senior fixed income trader. He was promoted to portfolio manager in 2014. He has a bachelors degree in banking and finance from Escuela Bancaria Y Comercial, Mexico City, and an MBA from the University of Minnesota.

Comparison of Other Service Providers

The Acquiring Funds use different service providers than the Acquired Funds. The following table identifies the principal service providers that service the Acquired Funds and will service the Acquiring Funds.

Service Provider	Acquired Funds’ Service Provider	Acquiring Funds’ Service Provider
Administrator	American Century Services, LLC	The Lincoln National Life Insurance Company

Transfer Agent	American Century Services, LLC	The Lincoln National Life Insurance Company

Custodian	State Street Bank and Trust Company	State Street Bank and Trust Company

Distributor	American Century Investment Services, Inc.	Lincoln Financial Distributors, Inc.

Auditor	Deloitte & Touche LLP	Ernst & Young LLP

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Acquired Funds and Acquiring Funds are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Acquired Funds and Acquiring Funds (such as these Funds’ principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Acquired Funds and Acquiring Funds as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

The Acquired Funds and Acquiring Funds have substantially the same method of pricing fund shares. The Acquired Funds price their shares based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. The Acquired Funds determine the NAV of the funds as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The NAV of each class of the fund is the current value of the class’s assets, minus any liabilities, divided by the number of shares of the class outstanding.

The value of the securities and other assets and liabilities held by the Acquired Funds are determined by the Adviser, as the valuation designee, pursuant to its valuation policies and procedures. The Acquired Funds’ Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the Acquired Fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined. Fixed-income securities are generally valued using prices obtained from approved independent pricing services approved by the valuation designee or market quotations provided by dealers. Pricing services will generally provide evaluated prices based on accepted industry conventions, which may require the service to use its own discretion. Evaluated prices are commonly derived through utilization of market models that take into consideration various market factors, assumptions and security characteristics including, but not limited to: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. The use of different models or inputs may result in pricing services determining a different price for the same security. The methods used by the pricing services and the valuations so established are reviewed by the valuation designee under the oversight of the Board of Directors.

If the Acquired Funds’ valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures.

The Acquiring Funds determine their net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Acquiring Funds’ NAV is the value of a single Acquiring Fund share. The Acquiring Funds determine their NAV by adding the values of their portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Acquiring Fund shares outstanding.

An order for Acquiring Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.

The Acquiring Funds’ portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Acquiring Funds’ NAVs may fluctuate on days when you do not have access to the Acquiring Funds to purchase or redeem shares.

The Acquiring Funds typically values their assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”

In certain circumstances, the Acquiring Funds’ adviser, LFI, may value Acquiring Fund portfolio securities at “fair value” in accordance with applicable fair value procedures. The fair value of portfolio securities may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments, and a security’s fair value price may be materially different than the value realized upon the sale of that security. LFI’s role with respect to fair valuation may present certain conflicts of interest given the impact valuations can have on Acquiring Fund performance.

The Acquiring Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Acquiring Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Acquiring Funds determine their NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Acquiring Funds invest in foreign equity securities, they may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.

To the extent an Acquiring Fund invests in one or more mutual funds, the Acquiring Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.

The Acquired Fund and the Acquiring Funds may use different vendors to provide data that is used in valuing securities, which could result in a discrepancy between the NAV of an Acquired Fund and its corresponding Acquiring Fund.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Funds and their investment returns. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant. The Acquired Funds and Acquiring Funds strongly discourage such trading activity.

Each Fund’s Board of Directors has approved certain market timing policies and procedures in an effort to protect a Fund and its shareholders from potentially harmful trading activity. There is no guarantee that the Acquired Funds and Acquiring Funds will be able to identify possible market timing activity or that market timing will not occur in the Funds.

The Acquired Funds reserve the right to accept purchases and exchanges in excess of the trading restrictions if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

The Acquiring Funds reserve the right to reject any purchase order from any investor. To protect each Acquiring Fund and its shareholders from potentially harmful trading activity, the Acquiring Funds’ Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice. Investors may seek to exploit delays between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. Each Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.

The Acquiring Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. LFI reserves the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LFI, the transaction may adversely affect the Fund or its shareholders.

Each of the Acquiring Funds has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer. Each Fund also may rely on frequent trading policies established by such insurance companies. If a Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances. Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective. Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Acquired Fund and its corresponding Acquiring Fund have substantially similar policies regarding the payment of dividends and distributions. The Funds expect to declare and distribute its net investment income and net capital gains, if any, at least annually. The amount of dividends and distributions will vary, and there is no guarantee that the Acquired Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution. With respect to the Acquiring Funds, dividends and capital gain distributions will be automatically reinvested in additional Acquiring Fund shares.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Acquired Fund: December 31.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Each Acquired Fund is a series of American Century Variable Portfolios, Inc., a Maryland corporation, or of American Century Variable Portfolios II, Inc., a Maryland

Corporation, and each Acquiring Fund is a series of the Lincoln Variable Insurance Products Trust, a Delaware statutory trust. Although Maryland and Delaware laws that apply to mutual funds differ in certain respects, those differences are not expected to have a material impact on the Funds or their shareholders. In accordance with the laws of both states, shareholder rights are defined principally by the respective Fund’s governing instruments of these entities.

The following is a discussion of material provisions of the governing instruments and governing laws of each Acquired Fund and Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both an Acquired Fund and its corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both an Acquired Fund and its corresponding Acquiring Fund represents an equal interest in such Fund.

Organization and Governing Law. American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. are organized as Maryland corporations and the Lincoln Variable Insurance Products Trust is organized as a Delaware statutory trust. Each of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. and the Lincoln Variable Insurance Products Trust is governed by its Articles of Incorporation and its By-Laws (which are sometimes referred to as their “governing instruments” in this section), and its business and affairs are managed under the supervision of its Board of Directors. Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the Securities and Exchange Commission thereunder.

Category	Acquired Funds	Acquiring Funds
Annual Shareholder Meetings	The Corporation shall not be required to hold an annual meeting of its stockholders in any year in which the election of Directors is not required by the Investment Company Act of 1940 (the “Investment Company Act”), to be acted upon by the holders of any class or series of stock of the Corporation.	The Acquiring Funds are not required to hold annual shareholders’ meetings.

Category	Acquired Funds	Acquiring Funds

Quorum	For the Acquired Funds, the presence, in person or by proxy, of stockholders entitled to cast one third of the votes entitled to vote thereat shall constitute a quorum for the transaction of business, except where required by any provision of applicable law or the governing instruments. Where the approval of any particular item of business to come before a meeting requires the approval of one or more than one class or series of stock, voting separately, the holders of one third of the votes of each of such classes or series entitled to be voted must be present to constitute a quorum for the transaction of such item of business.	For each Acquiring Fund, a quorum will exist if 33 and 1/3% of the outstanding shares of such Fund entitled to vote of such Fund are present at the meeting in person or by proxy, except when a larger quorum is required by applicable law or the governing instruments.

Right to Vote	Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except that certain matters must be voted on by the series of shares affected, and matters affecting only one series are voted upon only by that series.	Each Acquiring Fund has the power to vote (i) for the above matters required by the 1940 Act; (ii) with respect to such additional matters relating to the applicable Trust as may be required by other applicable law or its governing documents; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable.

Category	Acquired Funds	Acquiring Funds

Election of Directors/ Trustees	At the first annual meeting of stockholders and at each annual meeting thereafter, the stockholders shall elect Directors to hold office until the next annual meeting or until their successors are elected and qualify. A plurality of all the votes cast at an annual meeting at which a quorum is present shall be required to elect Directors of the Corporation.	The shareholders of all Acquiring Funds are entitled to vote for the election of Trustees.

Removal of Directors/ Trustees	The officers of the Corporation shall serve for one year and until their successors are chosen and qualify. Any officer or agent may be removed by the Board of Directors whenever, in its judgment, the best interests of the Corporation will be served thereby, but such removal shall be without prejudice to the contractual rights, if any, of the person so removed. If the office of any officer or officers becomes vacant for any reason, the vacancy may be filled by the Board of Directors.	The shareholders of all Acquiring Funds shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Category	Acquired Funds	Acquiring Funds

Mergers and Reorganizations	N/A	The shareholders of all Acquiring Funds are generally entitled to vote on mergers, consolidations or other reorganizations except in limited circumstances in which a transaction can be approved by the Board of Trustees without shareholder approval, in accordance with applicable law and the Fund’s governing instruments.

Liquidation of a Fund	N/A	Each Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval.

Liability of Shareholders	N/A	The governing instruments of the Lincoln Variable Insurance Products Trust generally provide that shareholders will not be subject to personal liability for the obligations of the applicable Funds.

Terms of the Reorganizations

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Certain provisions of the Agreement are summarized below. A copy of the Agreement is included in the section entitled “FORM OF AGREEMENT AND PLAN OF REORGANIZATION” in this Combined Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of an Acquired Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Acquired Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the Acquired Fund and delivery by the Acquiring Fund to the holders of record as of the Closing (defined below) of the issued and outstanding shares of the Acquired Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the aggregate value of the net assets of the Acquired Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Acquired Fund immediately prior to the Reorganization.

The class of Acquiring Fund shares that shareholders will receive in connection with each Reorganization will depend on the class of Acquired Fund shares that shareholders hold immediately prior to the Reorganization. The share classes that will be issued by the Acquiring Funds to the holders of the share classes of the Acquired Funds are described in the section entitled “ACQUIRED FUNDS AND CLASSES AND CORRESPONDING ACQUIRING FUNDS AND CLASSES” in this Combined Proxy Statement/Prospectus.

If shareholders approve the Agreement and if all the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about April 26, 2024 (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7.01 p.m. Eastern time or the finalization of each Acquired Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties. The valuation of an Acquired Fund’s assets shall be calculated following the close of regular trading on the NYSE on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Acquired Funds have not approved the Agreement by the Closing Date. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by an Acquired Fund may be unable to be transferred to the corresponding Acquiring Fund because the Acquiring Fund would not be permitted to hold such securities (i) under applicable law or (ii) because the transfer of such securities would result in material operational or administrative difficulties, however it is currently expected that no portfolio repositioning or de minimus portfolio repositioning will be required to consummate the Reorganizations. Under such circumstances, the affected Acquired Fund may, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser, liquidate such investments prior to the Closing Date. An affected Acquired Fund may temporarily deviate from its investment strategy with respect to these select securities and may incur certain related costs.

Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, an Acquired Fund will distribute to its shareholders of record of each class the shares of the corresponding class of the Acquiring Fund received by the Acquired Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Acquired Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law.

Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, each Reorganization may not close unless certain conditions are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of the Acquired Funds approved the Agreement, and the Acquired Funds will not be reorganized into the Acquiring Funds. If this occurs, the Board of Directors of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. will consider what additional action, if any, for each Acquired Fund to take.

The Agreement may be terminated and a Reorganization may be abandoned at any time prior to the Closing Date by mutual agreement of the parties, or by either party if the Closing does not occur on or before April 26, 2024, or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Transaction Agreement Between American Century Investment Management, Inc. and Lincoln Financial Investments Corporation

ACIM and LFI entered an agreement October 9, 2023 (“Transaction Agreement”) to give their best efforts to effect the Reorganizations contemplated in the Plan. The Transaction Agreement contemplates that each of ACIM and LFI will bear its own expenses with respect to preparing for the Reorganizations and will split shared costs between them. Neither an Acquired Fund nor an Acquiring Fund will bear any costs or expenses in connection with the Reorganizations. ACIM will not receive any payment from LFI in connection with the Reorganizations.

Under the Transaction Agreement, ACIM and LFI have each acknowledged and agreed that the Reorganizations are intended to qualify for the treatment described in, and satisfy the applicable requirements of, Section 15(f) of the 1940 Act. In this regard, ACIM and LFI subject to their respective fiduciary duties and applicable law, shall use commercially reasonable efforts to comply with the conditions of Section 15(f) of the 1940 Act including: (i) by taking such action (or refraining from taking such action) as necessary so that for a period of three (3) years after the closing of the Reorganizations, at least 75% of the LVIPT Board or any successor thereto (including by reorganization or otherwise) are not “interested persons” (as that term is defined in the 1940 Act) of (a) any investment adviser of such Acquiring Fund after the closing, or (b) the investment adviser of such Acquiring Fund prior to the closing; and (ii) by not imposing or seeking to impose for a period of two (2) years after the closing, an “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) on such Acquiring Fund.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the Closing of each Reorganization, the applicable Acquired Fund and its corresponding Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)

The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(2)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3)

The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4)	The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(5)

No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7)

The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8)

The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

(9)

The Reorganization will not result in the termination of the Acquired Fund’s taxable year and the Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.

The opinion will be based on certain factual certifications made by the Funds and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of each Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

This description of the federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Consult your tax advisor about the effect of state, local, foreign, and other tax laws.

Accounting Treatment

The Acquiring Funds do not have any operating history or performance information, and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Acquired Fund, and the accounting books and records of the Acquired Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

The ACVP and ACVP II Boards considered the Reorganizations at meetings held on December 6, 2023, and December 20, 2023, respectively. On those dates, the ACVP and ACVP II Boards, including a majority of the Directors who are not “interested persons” of ACVP and ACVP II as that term is defined in the 1940 Act (“Independent Directors”), separately approved the applicable Reorganizations and the Agreement. In approving the Reorganizations, the ACVP and ACVP II Boards determined that: (i) participation in the applicable Reorganization is in the best interest of each applicable Acquired Fund and its shareholders; and (ii) the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the Reorganization.

In making these determinations, the ACVP and ACVP II Boards reviewed and considered information provided to them to assist them in evaluating the applicable Reorganizations, such as information relating to: the terms of the Agreement; each applicable Acquiring Fund’s investment objective, investment strategy and risks; each applicable Acquiring Fund’s fee structure, as compared to the corresponding Acquired Fund’s fee structure; the Acquiring Funds’ investment adviser and other service providers; ACIM’s historical relationship with Lincoln Financial Group; the reputation of LFI and the Lincoln Financial Group generally; the U.S. federal income tax consequences of the Reorganizations; the costs anticipated to be incurred in connection with the Reorganizations and the fact that LFI and ACIM would be responsible for absorbing such costs; and the recommendations of ACIM, among other relevant information. In addition, the Independent Directors were advised by independent legal counsel in their considerations of the Agreement and the Reorganizations.

The Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Agreement. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the ACVP and ACVP II Boards in making their determination:

•	The terms of the Agreement;
•	The recommendation of the Adviser with respect to the proposed Reorganizations;
•

Information from Lincoln Financial Investments Corporation and its affiliates (“Lincoln”) and the Adviser regarding the reputation, experience and expertise, financial strength, and resources of Lincoln

•	The nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by the Lincoln investment adviser following the Reorganizations;

•	The Board’s assessment of the strength of the Acquiring Funds’ governance and compliance structure;
•	The compatibility of the investment objectives and policies of each applicable Acquiring Fund and its respective Acquired Fund;
•	That the Adviser intends to act as subadviser to the Acquiring Funds after the Reorganizations;
•	The benefits to the shareholders of each of the applicable Acquired Funds, including increased operating efficiencies and distribution;
•

The current management fee schedules of the applicable Acquired Funds and the proposed management fee schedules of the applicable Acquiring Funds, and that Lincoln will provide a two-year contractual undertaking that will limit the total expense ratio (after waivers, if applicable) of each share class of each applicable Acquiring Fund so that such share class’s total expense ratio (after waivers, if applicable) is no greater than the total expense ratio (after waivers, if applicable) of the corresponding class of the corresponding Acquired Fund immediately prior to the Reorganizations;

•	The Adviser and Lincoln, and not the funds, will pay all expenses of the Reorganizations;
•

The terms and conditions of the Agreement, including that each Acquired Fund shareholder’s account will be credited with the number of corresponding Acquiring Fund shares equal to the value of the Acquired Fund shares that each shareholder holds immediately prior to the Reorganizations. The Board also noted that the value of the Acquired Funds’ assets to be acquired and the amount of their liabilities to be assumed by the Acquiring Funds and the NAV of a share of the Acquired Funds will be determined in accordance with the valuation methodologies described in the Acquired Funds’ Prospectus and SAI;

•	The fact that each Reorganization would constitute a tax-free reorganization; and
•	That the interests of the shareholders of the applicable Acquired Funds would not be diluted as a result of the Reorganizations.

Based on all of the foregoing, the ACVP and ACVP II Boards concluded that each applicable Acquired Fund’s participation in the applicable proposed Reorganization would be in the best interests of such Acquired Fund and would not dilute the interests of its existing shareholders. The ACVP and ACVP II Boards, including those Board members who are not “interested persons” of ACVP and ACVP II, as defined in the 1940 Act, unanimously recommends that shareholders of each applicable Acquired Fund approve the Agreement for the reorganization of that Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND ACQUIRED FUNDS

The Acquired Funds’ prospectuses, SAI, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available, free of charge, on the Acquired Funds’ website at www.americancentury.com/vpdocs. To receive a free copy of the SAI or the Annual Report to Shareholders or Semi-Annual Report to Shareholders, write to P.O. Box 419786, Kansas City, Missouri 64141-6786.

Financial highlights for each Acquired Fund are included in the section entitled “FINANCIAL HIGHLIGHTS” in this Combined Proxy Statement/Prospectus.

INFORMATION ON VOTING

Only shareholders of record of the Acquired Funds as of the close of business on the Record Date of January 29, 2024, will be entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. As a Variable Contract Owner with a variable contract value allocated to a Portfolio as of the close of business on the Record Date, you are entitled to instruct your Participating Insurance Company how to vote the shares of the Portfolio attributable to your variable contract. The number of outstanding shares of each class of the Acquired Funds on the Record Date can be found in the section entitled “OUTSTANDING SHARES OF THE ACQUIRED FUNDS” in this Combined Proxy Statement/Prospectus. Each Acquired Fund shareholder is entitled to one vote per dollar of net asset value represented by their shares, with fractional dollars voting proportionally. Shareholders of an Acquired Fund will vote as a single class on the Agreement.

Your proxy will grant the authority to vote and act on your behalf at the Meeting. A Variable Contract Owner may revoke previously submitted voting instructions at any time prior to the Meeting by (1) submitting to the appropriate Participating Insurance Company subsequently dated voting instructions in proper form, whether via a Voting Instruction Card or telephone or Internet voting, (2) delivering to the appropriate Participating Insurance Company a written notice of revocation, or (3) otherwise giving notice of revocation during the Meeting, in all cases prior to the exercise of the authority granted in the previously submitted proxy/voting instructions.

It is expected that the Participating Insurance Companies will attend the Meeting in-person or by proxy and will vote shares held by them in accordance with the voting instructions received from their respective Variable Contract Owners. Unless revoked, all valid and executed Voting Instruction Cards will be voted in accordance with the specifications thereon.

Acquired Fund shareholders may vote while attending the Meeting. However, you do not need to attend the Meeting to vote your shares. Instead, you may complete, sign and return the enclosed voting instruction card or vote by telephone or through the Internet.

With respect to the Proposal, insurance company separate accounts, as shareholders of each Acquired Fund, will request voting instructions from the Variable Contract Owners of the separate accounts, and will vote the accounts’ shares in the Acquired Fund in accordance with the voting instructions received. Each separate account is required to vote its shares of the Acquired Fund in accordance with instructions received from Variable Contract Owners. Each separate account will vote shares of an Acquired Fund held in each of its respective variable accounts for which no voting instructions have been received in the same proportion as the separate account votes shares held by variable accounts for which it has received instructions. Shares held by an insurance company in its general account, if any, must be voted in the same proportions as the votes cast with respect to shares held in all of the insurance company’s variable accounts in the aggregate.

If a Voting Instruction Card is properly executed and returned in time to be voted at the Meeting, the proxies named on the card will vote the shares represented by the proxy in accordance with the instructions marked on the card. If a shareholder simply signs, dates and returns a Voting Instruction Card, but does not specify a vote on the Proposal, the proxy will be voted FOR the Proposal.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Acquired Fund. For each Acquired Fund, the presence at any stockholders meeting, in person or by proxy, of stockholders entitled to cast one third of the votes entitled to vote thereat shall constitute a quorum for the transaction of business. Shares that abstain or do not vote with respect to one or more of any matters which come before the meeting and shares held in “street name” as to which the broker or nominee with respect thereto indicates on the proxy that it does not have discretionary authority to vote with respect to a particular matter before the meeting will be counted as present and outstanding and entitled to vote for purposes of determining whether a quorum is present at a meeting, but will not be counted as shares voted (votes cast) with respect to such matter or matters.

Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. Because the Proposal is treated as “non-routine” under applicable legal requirements and there are no routine proposals to be considered at the Meeting, there will not be any “broker non-votes” and therefore broker non-votes will have no effect on quorum.

The Meeting, whether or not a quorum is present, may be adjourned from time to time (and at any time during the course of the Meeting) by a majority of the votes cast by those shareholders present, in person or by proxy, or by the chairperson of the Meeting. In the absence of a quorum with respect to any Acquired Fund, or in the event that a quorum is present at the Meeting with respect to an Acquired Fund, but sufficient votes to approve the Proposal are not received by the time scheduled for the

Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote proxies that they are entitled to vote in favor of the Proposal in favor of such an adjournment and will vote those proxies required to be voted against the Proposal against such adjournment.

Vote Necessary to Approve the Agreement

A quorum of shareholders is necessary to hold a valid meeting. Shareholders entitled to vote more than one-third of the issued and outstanding shares of the Acquired Funds must be present in person or by proxy, to constitute a quorum for purposes of voting on the Reorganizations. If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Reorganizations are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Except when a quorum is not present at the Special Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy.

The Reorganizations must be approved by a majority of the outstanding voting shares of the Acquired Funds entitled to vote thereon, as defined in the 1940 Act. The 1940 Act defines such vote as the lesser of (i) more than 50% of the outstanding shares of the Acquired Funds or (ii) 67% or more of the total number of shares of the Acquired Funds present or represented by proxy at the Special Meeting, if more than 50% of the shares of the Acquired Funds are present or represented by proxy.

Proxy Solicitation

The Acquired Funds have engaged the services of Morrow Sodali Fund Solutions, (“MSFS”) (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies are expected to be solicited principally by the mailing of this Combined Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Acquired Funds, regular employees of ACIM or its affiliate(s), or the Solicitor may also solicit proxies by telephone, facsimile or in person. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from one of these parties to ask for your vote.

Solicitor’s costs are expected to be approximately $500,000. The cost of the Meeting, including the costs of retaining the Solicitor, preparing, printing and distributing the Combined Proxy Statement/Prospectus and the solicitation of proxies, will be borne by LFI and ACIM. The Funds and their shareholders will not bear any costs or expenses directly related to any Reorganization, regardless of whether any Reorganization is consummated.

By contract, MSFS, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third-party shareholder information; and (iii) required to comply with state telemarketing laws to the extent applicable to the services provided under the contract.

As the Meeting date approaches, Variable Contract Owners of the Acquired Funds may receive a call from a representative of ACIM or MSFS if the relevant Participating Insurance Company has not yet received voting instructions. Authorization to permit ACIM or MSFS to execute voting instructions may be obtained by telephonic or electronically transmitted instructions from Acquired Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Acquired Funds believes that these procedures are reasonably designed to ensure that the identity of the Variable Contract Owner providing voting instructions is accurately determined and that the voting instructions of the Variable Contract Owner are accurately determined. In all cases where a telephonic proxy is solicited, an ACIM or MSFS representative is required to ask the Variable Contract Owner for the Variable Contract Owner’s full name, address and confirmation that the Variable Contract Owner has received this Combined Proxy Statement/Prospectus.

If the Variable Contract Owner information solicited agrees with the information provided to ACIM or MSFS by the Acquired Funds, the ACIM or MSFS representative has the responsibility to explain the process, read the Proposal listed on the Voting Instruction Card, and ask for the Variable Contract Owner’s instructions on the Proposal. The representative of ACIM or MSFS although permitted to answer questions about the process, is not permitted to recommend to the Variable Contract Owner how to vote, other than to read any recommendation set forth in this Combined Proxy Statement/Prospectus. MSFS will record the shareholder’s instructions on the card. Within 72 hours, ACIM or MSFS will send the Variable Contract Owner a letter or mailgram to confirm the shareholder’s vote and asking the shareholder to call ACIM or MSFS immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Combined Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted by the proxies in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of the applicable Acquired Fund and its applicable Acquiring Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Acquired Fund. The following tables are as of November 30, 2023 and assume that each Reorganization has taken place as of that date.

As noted above, the aggregate value of Acquiring Fund shares you receive in a Reorganization will be equal to the value of Acquired Fund shares you held immediately before the Reorganization. Solely to illustrate the differences in the portfolio valuation policies of the Acquiring and Acquired Funds, the capitalization table below shows capital changes for each Reorganization as if each Acquiring Fund valued its newly-acquired investment portfolio at the closing of the Reorganization. However, when actually implementing each Reorganization, there will be no difference in valuation because the value of Acquiring Fund shares issued in each Reorganization will be identical to the share value of the corresponding Acquired Fund. The information shown below will be different on the Closing Date based on various factors, such as daily Acquired Fund share purchase, redemption, and market activity.

Each Acquired Fund will be the accounting and performance survivor in the applicable Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Acquired Fund.

	VP Balanced Fund	LVIP American Century Balanced Fund	Pro Forma Adjustments*	LVIP American Century Balanced Fund (pro forma)
Net Assets
Class I/Standard Class II	$197,129,362.96	$0	$(70,769.78)	$197,058,593.18
Class II/Service Class	$145,811,407.28	$0	$(52,346.55)	$145,759,060.73
Total	$342,940,770.24	$0	$(123,116.33)	$342,817,653.91
Net Asset Value Per Share
Class I/Standard Class II	$7.354	$0.00	$(0.003)	$7.351
Class II/Service Class	$7.351	$0.00	$(0.003)	$7.348
Shares Outstanding
Class I/Standard Class II	26,806,390.816	0	—	26,806,390.816
Class II/Service Class	19,836,547.142	0	—	19,836,547.142

	VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund	Pro Forma Adjustments	LVIP American Century Capital Appreciation Fund (pro forma)
Net Assets
Class I/Standard Class II	$84,194,843.80	$0	—	$84,194,843.80
Class II/Service Class	$3,446,663.57	$0	—	$3,446,663.57
Class Y/Standard Class	$340,644,225.33	$0	—	$340,644,225.33
Total	$428,285,732.70	$0	—	$428,285,732.70
Net Asset Value Per Share
Class I/Standard Class II	$13.235	$0.00	—	$13.235
Class II/Service Class	$12.928	$0.00	—	$12.928
Class Y/Standard Class	$13.591	$0.00	—	$13.591
Shares Outstanding
Class I/Standard Class II	6,361,428.520	0	—	6,361,428.520
Class II/Service Class	266,610.331	0	—	266,610.331
Class Y/Standard Class	25,064,036.111	0	—	25,064,036.111

	VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund	Pro Forma Adjustments	LVIP American Century Disciplined Core Value Fund (pro forma)
Net Assets
Class I/Standard Class II	$288,094,034.81	$0	—	$288,094,034.81
Class II/Service Class	$31,618,092.91	$0	—	$31,618,092.91
Total	$319,712,127.72	$0	—	$319,712,127.72
Net Asset Value Per Share
Class I/Standard Class II	$7.311	$0.00	—	$7.311
Class II/Service Class	$7.309	$0.00	—	$7.309

	VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund	Pro Forma Adjustments	LVIP American Century Disciplined Core Value Fund (pro forma)
Shares Outstanding
Class I/Standard Class II	39,407,342.489	0	—	39,407,342.489
Class II/Service Class	4,325,647.731	0	—	4,325,647.731

	VP International Fund	LVIP American Century International Fund	Pro Forma Adjustments*	LVIP American Century International Fund (pro forma)
Net Assets
Class I/Standard Class II	$126,752,017.31	$0	$(255,842.32)	$126,496,174.99
Class II/Service Class	$35,568,458.46	$0	$(71,793.07)	$35,496,665.39
Total	$162,320,475.77	$0	$(327,635.39)	$161,992,840.38
Net Asset Value Per Share
Class I/Standard Class II	$10.051	$0.00	(0.020)	$10.031
Class II/Service Class	$10.034	$0.00	(0.020)	$10.014
Shares Outstanding
Class I/Standard Class II	12,610,499.627	0	—	12,610,499.627
Class II/Service Class	3,544,855.154	0	—	3,544,855.154

	VP Large Company Value Fund	LVIP American Century Large Company Value Fund	Pro Forma Adjustments*	LVIP American Century Large Company Value Fund (pro forma)
Net Assets
Class I/Standard Class II	$22,898,205.34	$0	$(1,137.60)	$22,897,067.74
Class II/Service Class	$118,402,847.95	$0	$(5,882.37)	$118,396,965.58
Total	$141,301,053.29	$0	$(7,019.97)	$141,294,033.32
Net Asset Value Per Share
Class I/Standard Class II	$17.146	$0.00	$(0.001)	$17.145
Class II/Service Class	$17.472	$0.00	$(0.001)	$17.471
Shares Outstanding
Class I/Standard Class II	1,335,476.248	0	—	1,335,476.248
Class II/Service Class	6,776,909.177	0	—	6,776,909.177

	VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund	Pro Forma Adjustments*	LVIP American Century Mid Cap Value Fund (pro forma)
Net Assets
Class I/Standard Class II	$170,417,265.61	$0	$(26,016.61)	$170,391,249.00
Class II/Service Class	$463,248,133.43	$0	$(70,721.39)	$463,177,412.04
Total	$633,665,399.04	$0	$(96,738.00)	$633,568,661.04
Net Asset Value Per Share
Class I/Standard Class II	$18.577	$0.00	$(0.003)	$18.574
Class II/Service Class	$18.594	$0.00	$(0.003)	$18.591
Shares Outstanding
Class I/Standard Class II	9,173,627.928	0	—	9,173,627.928
Class II/Service Class	24,913,703.298	0	—	24,913,703.298

	VP Ultra Fund	LVIP American Century Ultra Fund	Pro Forma Adjustments*	LVIP American Century Ultra Fund (pro forma)
Net Assets
Class I/Standard Class II	$99,092,538.26	$0	$15,628.10	$99,108,166.36
Class II/Service Class	$193,122,033.55	$0	$30,457.69	$193,152,491.24
Total	$292,214,571.81	$0	$46,085.79	$292,260,657.60
Net Asset Value Per Share
Class I/Standard Class II	$24.397	$0.00	$0.004	$24.401
Class II/Service Class	$23.460	$0.00	$0.004	$23.464
Shares Outstanding
Class I/Standard Class II	4,061,680.685	0	—	4,061,680.685
Class II/Service Class	8,231,885.343	0	—	8,231,885.343

	VP Value Fund	LVIP American Century Value Fund	Pro Forma Adjustments*	LVIP American Century Value Fund (pro forma)
Net Assets
Class I/Standard Class II	$370,940,476.32	$0	$(89,125.07)	$370,851,446.04
Class II/Service Class	$496,512,283.75	$0	$(119,074.26)	$496,393,114.70
Total	$867,452,760.07	$0	$(208,199.33)	$867,244,560.74
Net Asset Value Per Share
Class I/Standard Class II	$11.641	$0.00	$(0.003)	$11.638
Class II/Service Class	$11.654	$0.00	$(0.002)	$11.652
Shares Outstanding
Class I/Standard Class II	31,865,767.332	0	—	31,865,767.332
Class II/Service Class	42,603,282.207	0	—	42,603,282.207

	VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund	Pro Forma Adjustments*	LVIP American Century Inflation Protection Fund (pro forma)
Net Assets
Class I/Standard Class II	$98,215,252.58	$0	$(129,727.47)	$98,085,525.11
Class II/Service Class	$464,725,272.66	$0	$(613,831.69)	$464,111,440.97
Total	$562,940,525.24	$0	$(743,559.16)	$562,196,966.08
Net Asset Value Per Share
Class I/Standard Class II	$9.208	$0.00	$(0.012)	$9.196
Class II/Service Class	$9.184	$0.00	$(0.012)	$9.172
Shares Outstanding
Class I/Standard Class II	10,665,888.651	0	—	10,665,888.651
Class II/Service Class	50,602,355.484	0	—	50,602,355.484

*

Pro forma adjustments reflect the different valuation procedures of the Acquiring Funds and the Acquired Funds. For the LVIP American Century Balanced Fund, LVIP American Century Large Company Value Fund, LVIP American Century Mid Cap Value Fund Service Class, LVIP American Century Ultra Fund, and LVIP American Century Value Fund this difference rounds down to zero. The differences in (1) valuation vendors would cause the value of the Standard II Class of the LVIP American Century Inflation Protection Fund shares you receive in the Reorganization to be approximately $0.01 per share less than the value of your VP Inflation Protection Fund shares immediately prior to the Reorganization; (2) valuation procedures would cause the value of the Service Class of the LVIP American Century Inflation Protection Fund shares you receive in the Reorganization to be approximately $0.01 per share less than the value of your VP Inflation Protection Fund shares immediately prior to the Reorganization; (3)valuation procedures would cause the value of the Standard II Class or Service Class of the LVIP American Century International Fund shares you receive in the Reorganization to be approximately $0.02 per share less than the value of your VP International Fund shares immediately prior to the Reorganization; and (4) valuation procedures would cause the value of the Standard II Class of the LVIP American Century Mid Cap Value Fund shares you receive in the Reorganization to be approximately $0.01 per share less than the value of your VP International Fund shares immediately prior to the Reorganization. Specifically, the Acquired Funds generally value fixed income securities based on the mean of the bid and ask prices, while the Acquiring Funds generally value fixed income securities based on the bid price. Further, the Acquired Funds typically value foreign securities daily, while the Acquiring Funds value foreign securities only when predetermined valuation thresholds have been met. The Acquired Funds’ valuation procedures will be used to value the assets of each Acquired Fund for purposes of the Reorganization. In addition, one set of Funds use different vendors to provide data that is used in valuing securities.

OWNERSHIP OF SHARES

A list of the name, address and percent ownership of each person who, as of January 29, 2024, to the knowledge of each Acquired Fund, owned of record or beneficially 5% or more of the outstanding shares of a class of such Acquired Fund can be found in the section entitled “OWNERSHIP OF SHARES OF THE ACQUIRED FUNDS” in this Combined Proxy Statement/Prospectus.

To the best of the knowledge of each Acquired Fund, the ownership of shares of the Acquired Fund by executive officers and directors of the Acquired Fund as a group constituted less than 1% of each outstanding class of shares of the Acquired Fund as of January 29, 2024.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Acquired Fund and, as of the date of this Combined Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

SHAREHOLDER PROPOSALS

The Acquired Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the ACVP and ACVP II Boards may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Acquired Funds’ governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Acquired Fund hereafter called should send the proposal to the Acquired Fund at the Acquired Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If shareholders of an Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, the shareholders will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF DIRECTORS

If a shareholder wishes to send a communication to the Boards of Directors of ACVP or ACVP II, or to a specified Director, the communication should be submitted in writing to the Secretary of the Acquired Funds at Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210, who will forward such communication as appropriate.

“HOUSEHOLDING”

It is the policy of the Acquired Funds to mail only one copy of this Combined Proxy Statement/Prospectus to all shareholders who share a single address and share the same last name, unless the Fund has received instructions to the contrary. If you would like to obtain an additional copy of this Combined Proxy Statement/Prospectus, free of charge, write to American Century Investments, P.O. Box 419200, Kansas City, Missouri, 64141-6200, or call American Century Investments, at 1-800-378-9878. If you received a Proxy Statement/Prospectus for each shareholder at your address and would like to receive a single copy in the future, please contact American Century Investments at 1-800-378-9878 or write to American Century Investments, 430 West 7th Street, Kansas City, Missouri 64105, or contact your financial professional.

ACQUIRED FUNDS AND CLASSES

AND CORRESPONDING ACQUIRING FUNDS AND CLASSES

PROPOSED REORGANIZATIONS
ACQUIRED FUND	ACQUIRING FUND
VP Balanced Fund	LVIP American Century Balanced Fund
Class I	Standard Class II
Class II	Service Class

VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
Class I	Standard Class II
Class II	Service Class
Class Y	Standard Class I

VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
Class I	Standard Class II
Class II	Service Class

VP International Fund	LVIP American Century International Fund
Class I	Standard Class II
Class II	Service Class

VP Large Company Value Fund	LVIP American Century Large Company Value Fund
Class I	Standard Class II
Class II	Service Class

VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
Class I	Standard Class II
Class II	Service Class

VP Ultra Fund	LVIP American Century Ultra Fund
Class I	Standard Class II
Class II	Service Class

VP Value	LVIP American Century Value Fund
Class I	Standard Class II
Class II	Service Class

VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund
Class I	Standard Class II
Class II	Service Class

PROSPECTUSES INCORPORATED BY REFERENCE

INTO THE COMBINED PROXY STATEMENT/PROSPECTUS

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (File No. 811-05188)
VP Balanced Fund	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043); • Supplement to the Prospectus dated August 1, 2023 (Accession No. 0000814680-23-000076)

VP Capital Appreciation Fund	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043);

VP Disciplined Core Value Fund

•   Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043);

•   Supplement to the Prospectus dated August 4, 2023

(Accession No. 0000827060-23-000048)

•   Supplement to the Prospectus dated August 28, 2023

(Accession No. 0000827060-23-000076)

VP International Fund	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043); • Supplement to the Prospectus dated August 1, 2023 (Accession No. 0000814680-23-000076)

VP Large Company Value Fund	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043); • Supplement to the Prospectus dated August 1, 2023 (Accession No. 0000814680-23-000076)

VP Mid Cap Value Fund	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043);

VP Ultra Fund	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043); • Supplement to the Prospectus dated August 1, 2023 (Accession No. 0000814680-23-000076)

VP Value	• Prospectus dated May 1, 2023 (Accession No. 0000814680-23-000043); • Supplement to the Prospectus dated August 1, 2023 (Accession No. 0000814680-23-000076)

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. (File No. 811-10155)
VP Inflation Protection Fund	• Prospectus dated May 1, 2023 (Accession No. 0001124155-23-000009)

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (File No. 811-08090)
LVIP American Century Balanced Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Capital Appreciation Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Disciplined Core Value Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Inflation Protection Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (File No. 811-05188)
LVIP American Century International Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Large Company Value Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Mid Cap Value Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Ultra Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

LVIP American Century Value Fund	• The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Subject	Fundamental Investment Restrictions for the Acquired Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.	Each Acquiring Fund may not issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.	None

Borrowing	A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).	Each Acquiring Fund may not borrow money, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.	The Acquired Fund’s policy includes the limited ability to borrow for temporary or emergency purposes.

Lending	A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund’s total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.	Each Acquiring Fund may not make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.	None

Subject	Fundamental Investment Restrictions for the Acquired Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences

Real Estate	A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.	The Acquiring Funds may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.	None

Concentration	A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).	The Acquiring Funds may not make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.	None

Subject	Fundamental Investment Restrictions for the Acquired Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences

Underwriting	A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.	The Acquiring Funds may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	None

Commodities	A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.	The Acquiring Funds may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.	None

Subject	Fundamental Investment Restrictions for the Acquired Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences

Control	A fund may not invest for purposes of exercising control over management.	N/A	The Acquiring Funds have not adopted a similar policy.

Diversification	N/A	(Except for the LVIP American Century Ultra® Fund) With respect to 75% of its total assets, the Acquiring Funds may not invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.	The Acquired Funds have not adopted a similar policy.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

	VP Balanced Fund	LVIP American Century Balanced Fund	Material Differences
Investment Objective	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	None.

Principal Investment Strategies

For the equity portion of the fund, the fund will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with environmental, social, and governance (ESG) metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score.

To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. To the extent such information is

For the equity portion of the fund, the fund will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with environmental, social, and governance (ESG) metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score.

To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic — environmental, social, and governance. To the extent

None.

VP Balanced Fund	LVIP American Century Balanced Fund	Material Differences
available and relevant for a particular company, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.	such information is available and relevant for a particular company, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.

Final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that has	Final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that has

VP Balanced Fund	LVIP American Century Balanced Fund	Material Differences
sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.	sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.

For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets, collateralized debt obligations and collateralized loan obligations. Shorter-term debt securities round out the portfolio.	For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets, collateralized debt obligations and collateralized loan obligations. Shorter-term debt securities round out the portfolio.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.	The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.

	VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund	Material Differences
Investment Objective	This fund seeks capital growth.	The fund seeks capital growth.	None.

Principal Investment Strategies	The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose	The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose	None.

VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund	Material Differences
characteristics No longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.	characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance(ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

The fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.	The fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.

Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.	Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.	The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.

	VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund	Material Differences
Investment Objective	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	None.

Principal Investment Strategies	In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. The managers evaluate stocks, primarily large capitalization, publicly traded U.S. companies based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return. They also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.	In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. The managers evaluate stocks, primarily large capitalization, publicly traded U.S. companies based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return. They also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.	None.

	The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.	The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

	VP International Fund	LVIP American Century International Fund	Material Differences
Investment Objective	The fund seeks capital growth.	The fund seeks capital growth.	None.

Principal Investment Strategies	The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio	The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio	None.

VP International Fund	LVIP American Century International Fund	Material Differences
managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.	managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

	VP Large Company Value Fund	LVIP American Century Large Company Value Fund	Material Differences

Investment Objective	The fund seeks long-term capital growth. Income is a secondary objective.	The fund seeks long-term capital growth. Income is a secondary objective.	None.

Principal Investment Strategies	The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index. Though market capitalization may change from time to time, as of February 28, 2023, the market capitalization range of the Russell 1000® Index was approximately $ 394.4 million to $2 .3 trillion.	The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index. Though market capitalization may change from time to time, as of February 28, 2023, the market capitalization range of the Russell 1000® Index was approximately $394.4 million to $2.3 trillion.	None.

	In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not	In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not

VP Large Company Value Fund	LVIP American Century Large Company Value Fund	Material Differences
adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.	adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock No longer meets their valuation criteria.	The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

	VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund	Material Differences
Investment Objective	The fund seeks long-term capital growth. Income is a secondary objective.	The fund seeks long-term capital growth. Income is a secondary objective.	None.

Principal Investment Strategies	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

	Though market capitalization may change from time to time, as of February 28, 2023, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $5.4 million to $77.8 billion and $394.4 million to $56.5 billion, respectively.	Though market capitalization may change from time to time, as of February 28, 2023, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $5.4 million to $77.8 billion and $394.4 million to $56.5 billion, respectively.

	In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these	In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these	None.

VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund	Material Differences
undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.	undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock No longer meets their valuation criteria, a stock’s risk parameters outweigh its

The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its

VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund	Material Differences
return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.	return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

	VP Ultra Fund	LVIP American Century Ultra Fund	Material Differences
Investment Objective	The fund seeks long-term capital growth.	The fund seeks long-term capital growth.	None.

Principal Investment Strategies

The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative

The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative

LVIP American Century Ultra Fund is a non-diversified fund, while the Acquired Fund is a diversified fund. A non-diversified fund may invest a greater percentage of its assets in a particular

VP Ultra Fund	LVIP American Century Ultra Fund	Material Differences
than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the believe have favorable growth prospects and selling the stocks of companies whose characteristics No longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.	than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social,

VP Ultra Fund	LVIP American Century Ultra Fund	Material Differences
and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.	Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.

The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.	The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.

	VP Value Fund	LVIP American Century Value Fund	Material Difference
Investment Objective	The fund seeks long-term capital growth. Income is a secondary objective.	The fund seeks long-term capital growth. Income is a secondary objective.	None.

Principal Investment Strategies

In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

The fund may invest a portion of its assets in foreign

In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.

The fund may invest a portion of its assets in foreign

None.

VP Value Fund	LVIP American Century Value Fund	Material Difference

securities when these securities meet the portfolio managers’ standards of selection.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock No longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

securities when these securities meet the portfolio managers’ standards of selection.

The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

	VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund	Material Differences
Investment Objective	VP Inflation Protection pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	None.

Principal Investment Strategies	The fund invests substantially all of its assets in investment-grade debt securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or, if unrated, determined by the advisor to be of comparable credit quality. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than	The fund invests substantially all of its assets in investment-grade debt securities. An investment-grade security is one that has been rated by an independent rating agency in its top four credit quality categories or, if unrated, determined by the advisor to be of comparable credit quality. To help protect against U.S. inflation, under normal conditions the fund will invest over 50% of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than

VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund	Material Differences
the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The fund also may invest in debt securities that are not inflation-indexed such as corporate bonds and notes, bank loans, commercial paper, and mortgage-or asset-backed securities.	the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations and foreign governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The fund also may invest in debt securities that are not inflation-indexed such as corporate bonds and notes, bank loans, commercial paper, and mortgage-or asset-backed securities.

The fund also may invest in derivative instruments, provided that such investments are in keeping with the funds investment objective. For example, the fund may use swap agreements to manage or reduce the risk of the effects of inflation with respect to the funds position in non-inflation-indexed securities. The fund also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The fund may also invest in collateralized debt obligations, collateralized loan obligations, and similarly structured investments.	The fund also may invest in derivative instruments, provided that such investments are in keeping with the fund’s investment objective. For example, the fund may use swap agreements to manage or reduce the risk of the effects of inflation with respect to the fund’s position in non-inflation-indexed securities. The fund also may enter into foreign currency exchange transactions for hedging purposes or to enhance returns. The fund may also invest in collateralized debt obligations, collateralized loan obligations, and similarly structured investments.	None.

The portfolio managers are not limited to a specific weighted average maturity range. However, the portfolio	The portfolio managers are not limited to a specific weighted average maturity range. However, the portfolio

VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund	Material Differences

managers monitor the funds weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.

Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.

managers monitor the fund’s weighted average maturity and seek to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.

Securities issued by the U.S. Treasury and certain U.S. government agencies, such as the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the U.S. government. Securities issued by other U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies are authorized to borrow from the U.S. Treasury to meet their obligations. Inflation-indexed securities issued by non-U.S. government entities are backed only by the credit of the issuer.

FINANCIAL HIGHLIGHTS

These financial highlight tables are intended to help you understand the Acquired Funds’ financial performance for the past five fiscal years and are included in the Acquired Funds’ prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month period ended June 30, 2023.

The following tables set forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended December 31, except as otherwise indicated.

Understanding the Financial Highlights

The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.

The tables below itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period

•	investment income and capital gains or losses

•	distributions of income and capital gains paid to investors

•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the Acquired Fund, assuming the reinvestment of all distributions

•	Expense Ratio – the operating expenses of the Acquired Fund as a percentage of average net assets

•	Net Income Ratio – the net investment income of the Acquired Fund as a percentage of average net assets

•	Portfolio Turnover – the percentage of the Acquired Fund’s investment portfolio that is replaced during the period

The Financial Highlights for the fiscal year ended December 31, 2022, and prior that follow have been audited by Deloitte & Touche LLP. The information for the six-month period ended June 30, 2023, has been derived from the Acquired Funds’

unaudited financial statements and includes all adjustments that American Century considers necessary for a fair presentation of such information. All such adjustments are of a normal and recurring nature. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the applicable Acquired Fund’s annual report, which is available upon request. Each Acquired Fund’s unaudited financial statements are included in the Acquired Fund’s semiannual report for the six months ended June 30, 2023, which is also available upon request.

VP Balanced Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$6.70	0.06	0.58	0.64	(0.07)	—	(0.07)	$7.27	9.57%	0.82	%(4)	0.89	%(4)	1.81	%(4)	1.74	%(4)	37%	$201,982
2022	$9.56	0.09	(1.57)	(1.48)	(0.09)	(1.29)	(1.38)	$6.70	(17.27)%	0.83%		0.90%		1.24%		1.17%		92%	$184,541
2021	$8.73	0.06	1.27	1.33	(0.07)	(0.43)	(0.50)	$9.56	15.77%	0.83%		0.88%		0.63%		0.58%		195%	$231,837
2020	$8.18	0.08	0.84	0.92	(0.09)	(0.28)	(0.37)	$8.73	12.53%	0.85%		0.89%		1.03%		0.99%		189%	$201,325
2019	$7.09	0.11	1.27	1.38	(0.12)	(0.17)	(0.29)	$8.18	19.85%	0.79%		0.90%		1.48%		1.37%		115%	$177,510
2018	$7.53	0.12	(0.40)	(0.28)	(0.11)	(0.05)	(0.16)	$7.09	(3.83)%	0.76%		0.90%		1.55%		1.41%		120%	$142,595
Class II
2023(3)	$6.70	0.05	0.58	0.63	(0.06)	—	(0.06)	$7.27	9.43%	1.07	%(4)	1.14	%(4)	1.56	%(4)	1.49	%(4)	37%	$144,105
2022	$9.56	0.07	(1.57)	(1.50)	(0.07)	(1.29)	(1.36)	$6.70	(17.47)%	1.08%		1.15%		0.99%		0.92%		92%	$134,601
2021	$8.73	0.03	1.27	1.30	(0.04)	(0.43)	(0.47)	$9.56	15.48%	1.08%		1.13%		0.38%		0.33%		195%	$164,809
2020	$8.18	0.06	0.85	0.91	(0.08)	(0.28)	(0.36)	$8.73	12.27%	1.10%		1.14%		0.78%		0.74%		189%	$139,620
2019	$7.10	0.09	1.26	1.35	(0.10)	(0.17)	(0.27)	$8.18	19.39%	1.04%		1.15%		1.23%		1.12%		115%	$109,422
2018	$7.53	0.10	(0.39)	(0.29)	(0.09)	(0.05)	(0.14)	$7.10	(3.93)%	1.01%		1.15%		1.30%		1.16%		120%	$74,928

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Capital Appreciation Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$11.80	(0.02)	1.73	1.71	—	(0.02)	(0.02)	$13.49	14.49%	0.92	%(4)	1.00	%(4)	(0.31	)%(4)	(0.39	)%(4)	29%	$88,300
2022	$18.71	(0.06)	(4.83)	(4.89)	—	(2.02)	(2.02)	$11.80	(28.11)%	0.92%		1.00%		(0.47)%		(0.55)%		52%	$79,646
2021	$19.27	(0.12)	1.97	1.85	—	(2.41)	(2.41)	$18.71	11.16%	0.91%		0.99%		(0.65)%		(0.73)%		41%	$121,050
2020	$15.96	(0.06)	5.21	5.15	—	(1.84)	(1.84)	$19.27	42.46%	0.90%		1.00%		(0.41)%		(0.51)%		83%	$119,549
2019	$14.17	(0.03)	4.65	4.62	—	(2.83)	(2.83)	$15.96	35.56%	0.88%		1.00%		(0.18)%		(0.30)%		94%	$90,134
2018	$15.03	(0.05)	(0.73)	(0.78)	—	(0.08)	(0.08)	$14.17	(5.20)%	0.93%		1.00%		(0.29)%		(0.36)%		103%	$145,373
Class II
2023(3)	$11.54	(0.03)	1.70	1.67	—	(0.02)	(0.02)	$13.19	14.47%	1.07	%(4)	1.15	%(4)	(0.46	)%(4)	(0.54	)%(4)	29%	$3,629
2022	$18.37	(0.08)	(4.73)	(4.81)	—	(2.02)	(2.02)	$11.54	(28.25)%	1.07%		1.15%		(0.62)%		(0.70)%		52%	$3,569
2021	$18.99	(0.14)	1.93	1.79	—	(2.41)	(2.41)	$18.37	11.05%	1.06%		1.14%		(0.80)%		(0.88)%		41%	$5,485
2020	$15.78	(0.08)	5.13	5.05	—	(1.84)	(1.84)	$18.99	42.29%	1.05%		1.15%		(0.56)%		(0.66)%		83%	$2,235
2019	$14.06	(0.05)	4.60	4.55	—	(2.83)	(2.83)	$15.78	35.32%	1.03%		1.15%		(0.33)%		(0.45)%		94%	$1,411
2018	$14.94	(0.07)	(0.73)	(0.80)	—	(0.08)	(0.08)	$14.06	(5.36)%	1.08%		1.15%		(0.44)%		(0.51)%		103%	$1,053
Class Y
2023(3)	$12.07	— (5)	1.78	1.78	—	(0.02)	(0.02)	$13.83	14.75%	0.57	%(4)	0.65	%(4)	0.04	%(4)	(0.04	)%(4)	29%	$369,217
2022	$19.03	(0.02)	(4.92)	(4.94)	—	(2.02)	(2.02)	$12.07	(27.92)%	0.57%		0.65%		(0.12)%		(0.20)%		52%	$342,863
2021	$19.50	(0.06)	2.00	1.94	—	(2.41)	(2.41)	$19.03	11.57%	0.56%		0.64%		(0.30)%		(0.38)%		41%	$527,924
2020	$16.09	(0.01)	5.28	5.27	(0.02)	(1.84)	(1.86)	$19.50	43.00%	0.55%		0.65%		(0.06)%		(0.16)%		83%	$550,919
2019	$14.23	0.03	4.67	4.70	(0.01)	(2.83)	(2.84)	$16.09	36.02%	0.53%		0.65%		0.17%		0.05%		94%	$427,083
2018	$15.05	0.01	(0.75)	(0.74)	—	(0.08)	(0.08)	$14.23	(4.92)%	0.58%		0.65%		0.06%		(0.01)%		103%	$318,830

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Disciplined Core Value Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$7.17	0.05	0.06	0.11	(0.06)	—	(0.06)	$7.22	1.53%	0.70	%(4)	1.47	%(4)	75%	$296,359
2022	$10.72	0.14	(1.20)	(1.06)	(0.14)	(2.35)	(2.49)	$7.17	(12.74)%	0.71%		1.77%		217%	$326,453
2021	$10.28	0.11	2.13	2.24	(0.11)	(1.69)	(1.80)	$10.72	23.65%	0.70%		1.09%		248%	$410,287
2020	$10.02	0.19	0.73	0.92	(0.18)	(0.48)	(0.66)	$10.28	11.81%	0.70%		2.03%		163%	$362,015
2019	$9.02	0.20	1.85	2.05	(0.20)	(0.85)	(1.05)	$10.02	23.95%	0.70%		2.07%		83%	$351,774
2018	$10.71	0.22	(0.90)	(0.68)	(0.20)	(0.81)	(1.01)	$9.02	(6.87)%	0.70%		2.11%		70%	$315,041
Class II
2023(3)	$7.18	0.04	0.05	0.09	(0.05)	—	(0.05)	$7.22	1.26%	0.95	%(4)	1.22	%(4)	75%	$34,698
2022	$10.72	0.12	(1.19)	(1.07)	(0.12)	(2.35)	(2.47)	$7.18	(12.83)%	0.96%		1.52%		217%	$34,590
2021	$10.28	0.09	2.13	2.22	(0.09)	(1.69)	(1.78)	$10.72	23.34%	0.95%		0.84%		248%	$40,762
2020	$10.03	0.16	0.73	0.89	(0.16)	(0.48)	(0.64)	$10.28	11.45%	0.95%		1.78%		163%	$30,024
2019	$9.02	0.17	1.87	2.04	(0.18)	(0.85)	(1.03)	$10.03	23.75%	0.95%		1.82%		83%	$31,632
2018	$10.72	0.19	(0.91)	(0.72)	(0.17)	(0.81)	(0.98)	$9.02	(7.19)%	0.95%		1.86%		70%	$26,938

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP International Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$9.53	0.08	1.20	1.28	(0.14)	—	(0.14)	$10.67	13.53%	1.04	%(4)	1.14	%(4)	1.58	%(4)	1.48	%(4)	22%	$137,947
2022	$14.86	0.13	(3.51)	(3.38)	(0.17)	(1.78)	(1.95)	$9.53	(24.75)%	1.10%		1.20%		1.29%		1.19%		40%	$126,117
2021	$14.10	0.14	1.05	1.19	(0.02)	(0.41)	(0.43)	$14.86	8.75%	1.04%		1.29%		0.92%		0.67%		47%	$175,756
2020	$11.50	0.02	2.81	2.83	(0.06)	(0.17)	(0.23)	$14.10	25.88%	1.00%		1.36%		0.21%		(0.15)%		59%	$175,606
2019	$9.54	0.05	2.56	2.61	(0.09)	(0.56)	(0.65)	$11.50	28.42%	1.03%		1.37%		0.52%		0.18%		65%	$143,094
2018	$12.18	0.09	(1.79)	(1.70)	(0.15)	(0.79)	(0.94)	$9.54	(15.22)%	1.04%		1.37%		0.78%		0.45%		66%	$117,384
Class II
2023(3)	$9.51	0.07	1.20	1.27	(0.13)	—	(0.13)	$10.65	13.38%	1.19	%(4)	1.29	%(4)	1.43	%(4)	1.33	%(4)	22%	$38,528
2022	$14.83	0.12	(3.51)	(3.39)	(0.15)	(1.78)	(1.93)	$9.51	(24.86)%	1.25%		1.35%		1.14%		1.04%		40%	$35,074
2021	$14.07	0.11	1.06	1.17	— (5)	(0.41)	(0.41)	$14.83	8.60%	1.19%		1.44%		0.77%		0.52%		47%	$50,432
2020	$11.48	0.01	2.79	2.80	(0.04)	(0.17)	(0.21)	$14.07	25.65%	1.15%		1.51%		0.06%		(0.30)%		59%	$48,151
2019	$9.53	0.04	2.55	2.59	(0.08)	(0.56)	(0.64)	$11.48	28.14%	1.18%		1.52%		0.37%		0.03%		65%	$41,227
2018	$12.16	0.07	(1.78)	(1.71)	(0.13)	(0.79)	(0.92)	$9.53	(15.29)%	1.19%		1.52%		0.63%		0.30%		66%	$36,919

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Large Company Value Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$18.08	0.18	(0.08)	0.10	(0.28)	(0.50)	(0.78)	$17.40	0.79%	0.72	%(4)	0.83	%(4)	2.06	%(4)	1.95	%(4)	20%	$22,519
2022	$19.49	0.35	(0.37)	(0.02)	(0.39)	(1.00)	(1.39)	$18.08	(0.26)%	0.72%		0.83%		1.93%		1.82%		30%	$23,858
2021	$16.24	0.31	3.20	3.51	(0.26)	—	(0.26)	$19.49	21.71%	0.71%		0.84%		1.68%		1.55%		40%	$16,520
2020	$16.29	0.30	0.02	0.32	(0.25)	(0.12)	(0.37)	$16.24	2.62%	0.74%		0.90%		2.07%		1.91%		77%	$11,424
2019	$13.38	0.28	3.31	3.59	(0.31)	(0.37)	(0.68)	$16.29	27.48%	0.76%		0.90%		1.82%		1.68%		59%	$11,514
2018	$15.77	0.28	(1.49)	(1.21)	(0.27)	(0.91)	(1.18)	$13.38	(8.04)%	0.78%		0.90%		1.86%		1.74%		51%	$6,644
Class II
2023(3)	$18.41	0.17	(0.07)	0.10	(0.27)	(0.50)	(0.77)	$17.74	0.76%	0.87	%(4)	0.98	%(4)	1.91	%(4)	1.80	%(4)	20%	$123,736
2022	$19.83	0.33	(0.39)	(0.06)	(0.36)	(1.00)	(1.36)	$18.41	(0.46)%	0.87%		0.98%		1.78%		1.67%		30%	$130,585
2021	$16.52	0.29	3.25	3.54	(0.23)	—	(0.23)	$19.83	21.53%	0.86%		0.99%		1.53%		1.40%		40%	$84,448
2020	$16.56	0.28	0.03	0.31	(0.23)	(0.12)	(0.35)	$16.52	2.49%	0.89%		1.05%		1.92%		1.76%		77%	$58,635
2019	$13.59	0.25	3.38	3.63	(0.29)	(0.37)	(0.66)	$16.56	27.31%	0.91%		1.05%		1.67%		1.53%		59%	$48,879
2018	$16.00	0.26	(1.51)	(1.25)	(0.25)	(0.91)	(1.16)	$13.59	(8.19)%	0.93%		1.05%		1.71%		1.59%		51%	$24,144

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Mid Cap Value Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$21.15	0.19	0.28	0.47	(0.28)	(2.34)	(2.62)	$19.00	2.73%	0.85	%(4)	0.85	%(4)	1.92	%(4)	1.92	%(4)	20%	$176,589
2022	$25.03	0.42	(0.57)	(0.15)	(0.50)	(3.23)	(3.73)	$21.15	(1.19)%	0.80%		0.86%		1.92%		1.86%		74%	$172,440
2021	$20.55	0.34	4.41	4.75	(0.27)	—	(0.27)	$25.03	23.20%	0.80%		0.94%		1.47%		1.33%		53%	$182,236
2020	$20.68	0.30	(0.10)	0.20	(0.33)	—	(0.33)	$20.55	1.21%	0.85%		1.00%		1.69%		1.54%		72%	$158,968
2019	$18.31	0.35	4.62	4.97	(0.41)	(2.19)	(2.60)	$20.68	29.15%	0.85%		1.00%		1.66%		1.51%		41%	$173,105
2018	$22.75	0.29	(3.04)	(2.75)	(0.31)	(1.38)	(1.69)	$18.31	(12.84)%	0.84%		1.00%		1.31%		1.15%		72%	$424,234
Class II
2023(3)	$21.17	0.18	0.28	0.46	(0.27)	(2.34)	(2.61)	$19.02	2.71%	1.00	%(4)	1.00	%(4)	1.77	%(4)	1.77	%(4)	20%	$486,542
2022	$25.05	0.39	(0.57)	(0.18)	(0.47)	(3.23)	(3.70)	$21.17	(1.38)%	0.95%		1.01%		1.77%		1.71%		74%	$507,485
2021	$20.57	0.31	4.41	4.72	(0.24)	—	(0.24)	$25.05	23.02%	0.95%		1.09%		1.32%		1.18%		53%	$541,594
2020	$20.70	0.28	(0.10)	0.18	(0.31)	—	(0.31)	$20.57	1.11%	1.00%		1.15%		1.54%		1.39%		72%	$465,890
2019	$18.32	0.30	4.65	4.95	(0.38)	(2.19)	(2.57)	$20.70	28.99%	1.00%		1.15%		1.51%		1.36%		41%	$497,924
2018	$22.76	0.24	(3.03)	(2.79)	(0.27)	(1.38)	(1.65)	$18.32	(12.96)%	0.99%		1.15%		1.16%		1.00%		72%	$424,219

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Ultra Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$19.34	(0.02)	5.87	5.85	—	(1.64)	(1.64)	$23.55	31.76%	0.76	%(4)	0.89	%(4)	(0.16	)%(4)	(0.29	)%(4)	15%	$97,136
2022	$31.38	(0.05)	(9.41)	(9.46)	—	(2.58)	(2.58)	$19.34	(32.38)%	0.78%		0.89%		(0.21)%		(0.32)%		24%	$68,354
2021	$27.48	(0.10)	5.98	5.88	—	(1.98)	(1.98)	$31.38	23.16%	0.79%		0.95%		(0.35)%		(0.51)%		19%	$117,231
2020	$20.93	(0.04)	8.75	8.71	—	(2.16)	(2.16)	$27.48	49.85%	0.80%		1.00%		(0.18)%		(0.38)%		22%	$96,249
2019	$17.40	— (5)	5.67	5.67	—	(2.14)	(2.14)	$20.93	34.58%	0.82%		1.00%		(0.01)%		(0.19)%		23%	$59,427
2018	$19.34	— (5)	0.17	0.17	(0.05)	(2.06)	(2.11)	$17.40	0.76%	0.83%		1.00%		0.01%		(0.16)%		29%	$42,081
Class II
2023(3)	$18.68	(0.03)	5.65	5.62	—	(1.64)	(1.64)	$22.66	31.65%	0.91	%(4)	1.04	%(4)	(0.31	)%(4)	(0.44	)%(4)	15%	$190,799
2022	$30.44	(0.08)	(9.10)	(9.18)	—	(2.58)	(2.58)	$18.68	(32.46)%	0.93%		1.04%		(0.36)%		(0.47)%		24%	$148,203
2021	$26.76	(0.14)	5.80	5.66	—	(1.98)	(1.98)	$30.44	22.99%	0.94%		1.10%		(0.50)%		(0.66)%		19%	$220,389
2020	$20.48	(0.07)	8.51	8.44	—	(2.16)	(2.16)	$26.76	49.55%	0.95%		1.15%		(0.33)%		(0.53)%		22%	$201,527
2019	$17.08	(0.03)	5.57	5.54	—	(2.14)	(2.14)	$20.48	34.46%	0.97%		1.15%		(0.16)%		(0.34)%		23%	$156,688
2018	$19.02	(0.03)	0.17	0.14	(0.02)	(2.06)	(2.08)	$17.08	0.60%	0.98%		1.15%		(0.14)%		(0.31)%		29%	$143,249

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Value Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$12.45	0.15	0.17	0.32	(0.16)	(0.98)	(1.14)	$11.63	2.98%	0.72	%(4)	0.84	%(4)	2.54	%(4)	2.42	%(4)	18%	$385,790
2022	$13.67	0.27	(0.16)	0.11	(0.26)	(1.07)	(1.33)	$12.45	0.54%	0.74%		0.85%		2.12%		2.01%		49%	$387,024
2021	$11.17	0.23	2.50	2.73	(0.23)	—	(0.23)	$13.67	24.51%	0.73%		0.92%		1.79%		1.60%		49%	$430,055
2020	$11.72	0.23	(0.29)	(0.06)	(0.23)	(0.26)	(0.49)	$11.17	0.98%	0.75%		0.98%		2.34%		2.11%		57%	$376,355
2019	$10.01	0.23	2.36	2.59	(0.23)	(0.65)	(0.88)	$11.72	27.03%	0.77%		0.98%		2.11%		1.90%		45%	$432,639
2018	$11.21	0.19	(1.20)	(1.01)	(0.19)	— (5)	(0.19)	$10.01	(9.15)%	0.78%		0.97%		1.70%		1.51%		51%	$374,518
Class II
2023(3)	$12.46	0.14	0.17	0.31	(0.15)	(0.98)	(1.13)	$11.64	2.90%	0.87	%(4)	0.99	%(4)	2.39	%(4)	2.27	%(4)	18%	$516,620
2022	$13.69	0.25	(0.16)	0.09	(0.25)	(1.07)	(1.32)	$12.46	0.31%	0.89%		1.00%		1.97%		1.86%		49%	$539,924
2021	$11.19	0.21	2.50	2.71	(0.21)	—	(0.21)	$13.69	24.28%	0.88%		1.07%		1.64%		1.45%		49%	$543,896
2020	$11.74	0.21	(0.29)	(0.08)	(0.21)	(0.26)	(0.47)	$11.19	0.83%	0.90%		1.13%		2.19%		1.96%		57%	$442,431
2019	$10.02	0.21	2.37	2.58	(0.21)	(0.65)	(0.86)	$11.74	26.92%	0.92%		1.13%		1.96%		1.75%		45%	$455,327
2018	$11.22	0.18	(1.21)	(1.03)	(0.17)	— (5)	(0.17)	$10.02	(9.28)%	0.93%		1.12%		1.55%		1.36%		51%	$404,210

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

VP Inflation Protection Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$9.40	0.18	0.01	0.19	(0.18)	—	—	(0.18)	$9.41	1.99%	0.63	%(4)	3.71	%(4)	18%	$102,337
2022	$11.44	0.50	(1.94)	(1.44)	(0.51)	(0.06)	(0.03)	(0.60)	$9.40	(12.88)%	0.52%		4.87%		86%	$102,827
2021	$11.11	0.39	0.32	0.71	(0.38)	—	—	(0.38)	$11.44	6.61%	0.46%		3.48%		64%	$126,346
2020	$10.28	0.16	0.84	1.00	(0.17)	—	—	(0.17)	$11.11	9.81%	0.47%		1.53%		66%	$123,185
2019	$9.66	0.25	0.63	0.88	(0.26)	—	—	(0.26)	$10.28	9.16%	0.47%		2.48%		41%	$98,523
2018	$10.23	0.28	(0.54)	(0.26)	(0.31)	—	—	(0.31)	$9.66	(2.57)%	0.48%		2.83%		15%	$86,413
Class II
2023(3)	$9.37	0.16	0.01	0.17	(0.16)	—	—	(0.16)	$9.38	1.92%	0.88	%(4)	3.46	%(4)	18%	$500,809
2022	$11.42	0.48	(1.95)	(1.47)	(0.49)	(0.06)	(0.03)	(0.58)	$9.37	(13.08)%	0.77%		4.62%		86%	$519,180
2021	$11.09	0.36	0.32	0.68	(0.35)	—	—	(0.35)	$11.42	6.27%	0.71%		3.23%		64%	$664,287
2020	$10.26	0.14	0.84	0.98	(0.15)	—	—	(0.15)	$11.09	9.55%	0.72%		1.28%		66%	$514,161
2019	$9.64	0.22	0.63	0.85	(0.23)	—	—	(0.23)	$10.26	8.90%	0.72%		2.23%		41%	$510,615
2018	$10.21	0.26	(0.55)	(0.29)	(0.28)	—	—	(0.28)	$9.64	(2.82)%	0.73%		2.58%		15%	$525,858

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)

Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

(3)	Six months ended June 30, 2023 (unaudited).
(4)	Annualized.
*

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund’s investments.

OUTSTANDING SHARES OF THE ACQUIRED FUNDS

The following chart sets forth the number of shares of the Acquired Fund issued and outstanding and the number of votes entitled to vote ($1 equals 1 vote) at the close of business on the Record Date:

Acquired Fund/Share Class	Number of Shares	Number of Votes Entitled to Vote ($1 equals 1 vote)
VP Balanced Fund
Class I	26,772,568.26	$208,908,127.53
Class II	19,907,384.14	$155,298,684.11
VP Capital Appreciation Fund
Class I	5,408,077.32	$78,599,522.69
Class II	262,042.78	$3,719,230.27
Class Y	24,478,392.35	$365,550,272.62
VP Disciplined Core Value Fund
Class I	38,501,358.79	$301,864,618.19
Class II	4,245,687.88	$33,288, 293.73
VP International Fund
Class I	12,384,535.50	$130,172,04597
Class II	3,514,363.02	$36,865,783.16
VP Large Company Value Fund
Class I	1,223,081.09	$22,082,065.87
Class II	6,713,790.42	$123,542,715.37
VP Mid Cap Value Fund
Class I	9,021,747.49	$175,582,952.41
Class II	24,363,490.30	$474,658,803.86
VP Ultra Fund
Class I	5,265,340.40	$140,958,892.98
Class II	8,131,244.46	$209,275,869.48
VP Value
Class I	31,479,367.04	$386,458,075.61
Class II	41,899,372.89	$515,037,231.31
VP Inflation Protection Fund
Class I	10,641,602.03	$99,651,216.10
Class II	49,950,579.40	466,584,151.41

OWNERSHIP OF SHARES OF THE ACQUIRED FUNDS

Significant Holders

The following tables lists the persons that as of the Record Date owned 5% or more of the outstanding shares of each class of the Funds of American Century Variable Portfolios, Inc. The tables show shares owned of record.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Balanced
Class I

	Lincoln National Life Insurance Company Fort Wayne, IN	50%

	Nationwide Life Insurance Company Columbus, OH	14%

	Great-West Life & Annuity Greenwood Village, CO Includes 6.21% registered for the benefit of Schwab Annuities One Source Cho	9%

	Jefferson National Life Louisville, KY	8%

	Symetra Life Insurance Company Bellevue, WA	6%

	First Great West Life & Annuity Insurance Company Englewood, CO	6%
Class II

	Lincoln National Life Ins Co. Fort Wayne, IN	89%

	Lincoln New York Corporate Variable Universal Life Series 3 Fort Wayne, IN	8%
VP Capital Appreciation
Class I

	Modern Woodmen of America Rock Island, IL	24%

	Midland National Life Insurance Co. Sioux Falls, SD	15%

	Kansas City Life Insurance Co. Kansas City, MO	13%

	Annuity Investor Life Insurance Co. Cincinnati, OH	10%

	AUL American Unit Trust Indianapolis, IN	10%

	Nationwide Life Insurance Co. Columbus, OH	9%

	Farm Bureau Life Insurance Co. West Des Moines, IA	6%
Class II

	Principal Life Insurance Co. Cust. Des Moines, IA	96%
Class Y
	Mid Atlantic Trust Company Pittsburgh, PA	100%
VP Disciplined Core Value
Class I

	Nationwide Life Insurance Company Columbus, OH	29%

	Ameritas Life Insurance Corp. Lincoln, NE	18%

	Massachusetts Mutual Life Insurance Co. Variable Life Springfield, MA	11%

	CM Life Insurance Co. Variable Life Springfield, MA	10%

	Jefferson National Life Insurance Co. Columbus, OH	6%
Class II

	Minnesota Mutual Life Saint Paul, MN	37%

	Principal Life Insurance Co. Cust. Des Moines, IA	32%

	Midland National Life West Des Moines, IA	15%

	Nationwide Life Insurance Company Columbus, OH	10%

VP International
Class I

	American United Life Insurance Co. Indianapolis, IN	27%

	IDS Life Insurance Company Retirement Advisor VBL Annuity 1IF Minneapolis, MN	14%

	Lincoln National Life Insurance Co. Fort Wayne, IN	14%

	Midland National Life Insurance Co. Sioux Falls, SD	10%
Class II

	IDS Life Insurance Company Minneapolis, MN	73%

	New York Life and Annuity Corp. Jersey City, NJ	8%

	Midland National Life Insurance Co. Annuity Division Des Moines, IA	5%
VP Large Company Value
Class I

	Jefferson National Life Louisville, KY	34%

	Lincoln National Life Insurance Co. Fort Wayne, IN	31%

	GWLA COLI VUL-7 Greenwood Village, CO	19%

	Annuity Investor Life Insurance Co. Cincinnati, OH	16%
VP Large Company Value
Class II

	Lincoln National Life Insurance Co. Fort Wayne, IN	87%

	Lincoln New York Corporate Variable Universal Life Series 3 Fort Wayne, IN	7%

VP Mid Cap Value
Class I

	Nationwide Life Insurance Co. Columbus, OH	29%

	Great West Life & Annuity Insurance Co. Englewood, CO	19%

	Pruco Life Insurance Company of Arizona Newark, NJ	9%

	Modern Woodmen of America Rock Island, IL	8%
Class II

	Pacific Life Insurance Company Newport Beach, CA	34%

	Nationwide Life Insurance Company Columbus, OH	33%

	IDS Life Insurance Company Minneapolis, MN	8%

	Midland National Life Insurance Company West Des Moines, IA	7%
VP Ultra
Class I

	Jefferson National Life Louisville, KY	23%

	Nationwide Life Insurance Company Columbus, OH	20%

	Modern Woodmen of America Rock Island, IL	16%

	Transamerica Life Insurance Co. Cedar Rapids, IA	7%

	Kansas City Life Insurance Co. Kansas City, MO	5%
Class II

	Security Benefit Life Insurance Co. Topeka, KS Includes 27.55% registered for the benefit of SBL Variflex Q-NAVISYS, 9.96% registered for the benefit of unbundled and 5.57% SBL Variflex NQ-NAVISYS	47%

	IDS Life Insurance Company Minneapolis, MN	25%

	Principal Life Insurance Co Cust. Des Moines, IA Includes 8.68% registered for the benefit of Principal Investment Plus Variable Annuity	12%
VP Value
Class I

	IDS Life Insurance Company Flexible Portfolio Annuity Minneapolis, MN	24%

	Pruco Life Insurance Company of Arizona Newark, NJ Includes 10.00% registered for the benefit of Plaz Life	14%

	American General Life Insurance Co Houston, TX	9%

	Midland National Life Insurance Co Sioux Falls, SD	8%
Class II

	IDS Life Insurance Company RAVA ADV VBL Annuity (3AV) Minneapolis, MN	42%

	Security Benefit Life Topeka, KS Includes 9.15% registered for the benefit of SBL Variflex Q – NAVISYS and 5.21% for the benefit of unbundled	18%

	Midland National Life Insurance Co West Des Moines, IA	15%

	Nationwide Life Insurance Company Columbus, OH	9%

The Funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a Fund’s outstanding shares or who own more than 25% of the voting securities of the Existing Corporation or Acquiring Corporation. A shareholder owning beneficially more than 25% of a corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. At the close of business on the Record Date, officers and directors of the Existing Corporation and the Acquiring Corporation, as a group, owned less than 1% of any class of the Funds’ outstanding shares.

The following tables lists the persons that as of the Record Date owned 5% or more of the outstanding shares of each class of the Fund of American Century Variable Portfolios II, Inc. The tables show shares owned of record.

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
VP Inflation Protection
Class I
	Nationwide Life Insurance Company Columbus, Ohio Includes 28.09% registered for the benefit of NWVL14 and 11.16% registered for the benefit of NWPP	44%

	Lincoln National Life Ins Co. Fort Wayne, Indiana	18%

	Great West Life & Annuity Insurance Co Englewood, Colorado	14%

	Nationwide Life & Annuity Ins Co Columbus, Ohio	11%

	Symetra Life Insurance Company Bellevue, WA	5%

VP Inflation Protection
Class II

	Nationwide Life Insurance Company Columbus, Ohio Includes 45.28% registered for the benefit of NWVA11	56%

	Minnesota Mutual Life St. Paul, Minnesota	10%

	Lincoln National Life Ins Co. Fort Wayne, Indiana	6%

The Fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the Fund’s outstanding shares or who own more than 25% of the voting securities of the Existing Corporation or Acquiring Corporation. A shareholder owning beneficially more than 25% of a corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. Although Nationwide Life Insurance Company, Columbus, Ohio is the record owner of more than 25% of the shares of the corporation, it is not a “control person” of the corporation because it is not the beneficial owner of such shares. Pursuant to the requirements of the Investment Company Act, all votes submitted by

Nationwide Life Insurance Company are required to reflect the voting instructions of the beneficial owners of such shares. Nationwide Life Insurance Company is not permitted to exercise its discretion in voting shares it does not beneficially own. At the close of business on the Record Date, officers and directors of the Existing Corporation and the Acquiring Corporation, as a group, owned less than 1% of any class of the Funds’ outstanding shares.

COMPARISON OF INVESTMENT ADVISORY FEES

Fund Name	Effective Management Fee as of 6/30/2023	Acquiring Fund	Estimated Acquiring Fund Effective Management Fee as of 6/30/2023
VP Balanced Fund	Class I 0.82% Class II 0.82	LVIP American Century Balanced Fund	0.65%

VP Capital Appreciation Fund	Class I 0.92% Class II 0.82% Class Y 0.57%	LVIP American Century Capital Appreciation Fund	0.55%

VP Disciplined Core Value Fund	Class I 0.70% Class II 0.70%	LVIP American Century Disciplined Core Value Fund	0.55%

VP International Fund	Class I 0.96% Class II 0.86%	LVIP American Century International Fund	0.80%

VP Large Company Value Fund	Class I 0.71% Class II 0.61%	LVIP American Century Large Company Value Fund	0.55%

VP Mid Cap Value Fund	Class I 0.85% Class II 0.75%	LVIP American Century Mid Cap Value Fund	0.70%

VP Ultra Fund	Class I 0.76% Class II 0.66%	LVIP American Century Ultra Fund	0.60%

VP Value Fund	Class I 0.71% Class II 0.61%	LVIP American Century Value Fund	0.58%

VP Inflation Protection Fund	Class I 0.46% Class II 0.46%	LVIP American Century Inflation Protection Fund	0.31%

Currently, ACIM receives a unified management fee based on a percentage of the daily net assets of each class of shares of the Acquired Funds. The management fee is calculated daily and paid monthly in arrears. Out of the ACIM fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and Rule 12b-1 fees, if any.

VP Balanced Fund, VP Capital Appreciation Fund, VP Disciplined Core Value Fund, VP International Fund, and VP Large Company Value Fund have a stepped fee schedule, whereby the rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the Acquired Funds’ adviser outside of the adviser’s fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the adviser, that use very similar investment teams and strategies.

VP Inflation Protection Fund (“VPIP”) calculates the annual rate at which its management fee is assessed via a daily multi-step process. First, VPIP is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of all funds for which ACIM serves as the investment adviser and for which American Century Investment Services, Inc. serves as the distributor are totaled for each category (“Fund Category Assets”). Second, the assets are totaled for certain other accounts managed by the adviser (“Other Account Category Assets”). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Directors as VPIP. Together, the Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The investment category fee rate is then calculated by applying VPIP’s investment category fee schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate complex fee schedule is applied to the assets of all funds for which ACIM serves as the investment adviser and for which ACIS serves as the distributor (the “Complex Assets”), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by the class of VPIP to the adviser.

For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the adviser that invest exclusively in shares of other registered investment companies are not included.

The investment advisory fee schedules for the Acquired Funds can be found below in Appendix B.

The Acquiring Funds will have a traditional fee structure, where the Acquiring Funds will be charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. The total expenses of the fund is the sum of these expense components.

Comparative Investment Advisory Fee Schedules
Acquired Fund	Acquired Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Acquiring Fund Investment Advisory Fee Schedule
VP Balanced Fund	See Appendix B	LVIP American Century Balanced Fund	First $250m: 0.75% $250m - $500m: 0.70% Over $500m: 0.65%

VP Capital Appreciation Fund	See Appendix B	LVIP American Century Capital Appreciation Fund	First $500m: 0.65% $500m - $1b: 0.60% Over $1b: 0.55%

VP Disciplined Core Value Fund	See Appendix B	LVIP American Century Disciplined Core Value Fund	First $5b: 0.55% Over $5b: 0.50%

VP International Fund	See Appendix B	LVIP American Century International Fund	First $1b: 0.81% Over $1b: 0.75%

VP Large Company Value Fund	See Appendix B	LVIP American Century Large Company Value Fund	First $1b: 0.58% $1b - $5b: 0.55% Over $5b: 0.45%

VP Mid Cap Value Fund	See Appendix B	LVIP American Century Mid Cap Value Fund	All Assets: 0.60%

VP Ultra Fund	See Appendix B	LVIP American Century Ultra Fund	All Assets: 0.64%

VP Value Fund	See Appendix B	LVIP American Century Value Fund	All Assets: 0.58%

VP Inflation Protection Fund	See Appendix B	LVIP American Century Inflation Protection Fund	All Assets: 0.31%

A discussion regarding the basis for the Board’s approval of a Fund’s investment advisory and sub-advisory contracts is available in the Fund’s next annual or semi-annual report to shareholders.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [  ] day of [  ], 2023 by and among: (i) American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (each a “Target Entity,” collectively the “Target Entities”), each an open-end registered investment company, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Lincoln Variable Insurance Products Trust, an open-end registered investment company (the “Acquiring Entity”), separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). American Century Investment Management, Inc. (“ACIM”) joins this Agreement solely for purposes of Sections 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3. Lincoln Financial Investments Corporation (“LFI”) joins this agreement solely for purposes of Sections 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.2(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities of the corresponding Target Fund;

WHEREAS, each Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. DESCRIPTION OF THE REORGANIZATIONS

1.1. The parties hereto intend that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof, except as contemplated under Section 4.1(f).

(c) The Target Fund will use its best efforts to identify and discharge all known liabilities and obligations prior to the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations, including without limitation (i) liabilities arising from the Target Fund’s allocation of a Target Entity’s obligations, such as any undischarged obligations to board members under a deferred compensation plan; (ii) any liabilities, costs or charges relating to fee waiver and expense reimbursement arrangements between the Target Fund and ACIM and its affiliates

(including any recoupment of any fees or expenses of the Target Fund previously waived or reimbursed); and, (iii) any liabilities or penalties resulting from the termination of material contracts or other commitments of the Target Fund, including the contracts listed on schedule 4.1(h). At the Closing, the Acquiring Fund shall assume all of the liabilities of the Target Fund set forth in the statement of Assets and Liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.1(g) (collectively, “Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide LFI and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, LFI, on behalf of the Acquiring Fund, will advise ACIM and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under applicable law; or (ii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and in the Target Fund’s discretion, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, make a good faith effort to liquidate such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to liquidate any Assets, if, in the reasonable judgment of the relevant Target Entity’s board of directors or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2. VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by each Target Entity’s board of directors. On the Closing Date, the Target Fund shall record the value of its Net Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by [7:00 p.m.] (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either a Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3. CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on such date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of [7:01 p.m.] Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be presented, transferred and delivered by the Target Fund’s custodian (the “Target Custodian”) as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. A draft of such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such final certificates and other written instruments shall be transferred and delivered by the Target Custodian as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to the undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) Each Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) Each Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the board of directors of a Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4. REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a) Each Target Entity is a Maryland corporation, and is validly existing under the laws of the State of Maryland with power under each Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”) and Maryland law, to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the respective Target Entity;

(b) Each Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and each Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) To the knowledge of the Target Fund, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940

Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. To the knowledge of the Target Fund, (i) the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and (ii) the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund, and (iii) there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets and that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. To the knowledge of the Target Fund, all advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to only those restrictions on the full transfer thereof as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of a Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or a Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which a Target Fund or Target Entity is a party or by which it is bound;

(h) To the knowledge of the Target Fund, except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i) To the knowledge of the Target Fund, except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or threatened against a Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the related Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither a Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable or as contemplated by

Section 4.1(f); and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied, and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) To the knowledge of the Target Fund, on the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with applicable regulations under the Internal Revenue Code (the “Code”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. If a Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) has been managed and its business has been conducted so that no variable contract holder is or will be taxable on such Target Fund’s income and gains as a result of the investor control doctrine. The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has not undergone, has not agreed to undergo, nor, to its knowledge, is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Internal Revenue Service (the “Service”) or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q) The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund;

(s) Each Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of directors of each Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in no- action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information requested by the Acquiring Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not, to its knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v) To the knowledge of the Target Fund, the books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) Each Target Entity and Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of each Acquiring Fund, represents and warrants to each Target Entity and corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to LFI or its affiliate to secure any required initial shareholder approvals;

(h) On the Closing Date, all Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i) The Acquiring Fund: (i) was formed for the purpose of the respective Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and has elected (or will timely elect) the latter classification by filing Form 8832 with the Service, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and by the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by LFI or its affiliates; and

(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, each Target Entity, on behalf of the relevant Target Fund, and the Acquiring Entity, on behalf of the relevant Acquiring Fund, represents and warrants as follows:

(a) The net asset value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than dividends and redemption payments) that the Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5. COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITIES

5.1. With respect to each Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Entity shall take such actions as are customary to the organization of a new series prior to the commencement of operations of the Acquiring Fund. In order to facilitate the transfer of Assets at the Closing Date, LFI may request in writing that ACIM use commercially reasonable efforts, subject to ACIM’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. ACIM agrees that it will accommodate such requests if in ACIM’s discretion such trading restrictions may practicably be implemented and are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Each Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c) The Target Entities will call, convene and hold a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under such Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 120 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) Each Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and LFI in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or LFI.

(f) Each Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in this Schedule 5.1(f), certified by the Treasurer of such Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g) The Target Entity will prepare and deliver to the Acquiring Entity at least five (5) business days prior to the Closing Date an unaudited statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Entity will deliver at the Closing an unaudited statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of such Target Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Entity and each Target Entity will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Entity and each Target Entity shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Entity, with respect to the Target Fund, shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Entity, with respect to the Acquiring Fund, shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Entity, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) The parties intend that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

At or prior to the Closing, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITIES

6.1. With respect to each Reorganization, the obligations of the Target Entities, on behalf of the Target Funds, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, each Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Funds and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Entities as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Entities and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Entity and Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entities shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entities shall have received on the Closing Date the opinion of [Dechert LLP (“Dechert”)], counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by each Target Entity, the Target Fund and ACIM, it is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Entities and Target Funds hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entities and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entities, on behalf of the Target Funds, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurers of the Target Entities, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entities shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Entities and Target Funds made in this Agreement are true and correct at and as of the Closing Time;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Entities’ Presidents or Vice Presidents shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Entities’ Presidents or the Target Entities’ Vice Presidents, as applicable;

(e) The Target Entities and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entities and the Target Funds, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) The Target Entities shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Funds, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j) The Acquiring Entity shall have received on the Closing Date an opinion of counsel to the Target Entities (which may rely on certificates of officers or directors of such Target Entity), covering the following points:

(i) The Target Entity is a is a Maryland corporation, and is validly existing under the laws of the State of Maryland with power under the Target Entity’s governing documents and Maryland law to own all of its Assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity, the Acquiring Fund and LFI, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target

Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITIES

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entities, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of each Target Entity’s Governing Documents, applicable law of the State of Maryland, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of directors of the relevant Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors or trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to either Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entities and the Acquiring Entity shall have received on or before the Closing Date an opinion of Dechert in form and substance reasonably acceptable to each Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Dechert may request and rely upon representations contained in certificates of officers of such Target Entity, the Acquiring Entity and others, and the officers of such Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Dechert appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entities may waive the conditions set forth in this paragraph 8.6;

9. FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise stated herein, LFI and ACIM will bear the expenses of the Target Entities and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The expenses of the Reorganizations shall include costs associated with obtaining board approvals, any necessary order of exemption from the 1940 Act, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), preparation and filing other necessary reorganization documents with the SEC to effect the Reorganization, legal fees, accounting fees, audit fees, proxy solicitation fees, taxes and stamps, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees).

10. COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entities and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11. INDEMNIFICATION

With respect to each Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless each Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entities or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the applicable Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

With respect to each Reorganization, each Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by such Target Entity, on behalf of the applicable Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entities if the Closing shall not have occurred on or before October 25, 2024; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entities; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the board of directors of either the Target Entities or the board of trustees of the Acquiring Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Section 9.2 and Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14. AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of a Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Acquiring Entity and LFI:

c/o Lincoln Financial Investments Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Fax:

Attn: Jayson Bronchetti, President

With a copy to:

Dechert LLP

650 Town Center Drive

Suite 700

Costa Mesa, CA 92626-7122

Attn: Robert A. Robertson

For the Target Entities and ACIM:

American Century

Investments

Management, Inc.

4500 Main Street

Kansas City, MO

64111

Attn: General Counsel

Legal_notices@americancentury.com

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5. Each Target Entity is a Maryland corporation. With respect to the Reorganization of each Target Fund, the Target Entities are executing this Agreement on behalf of the Target Fund only. Pursuant to the Governing Documents of a Target Entity and Maryland law, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against its shareholders, Directors, the assets of a Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund or its shareholders or Directors.

16.6. The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization with each Acquiring Fund, the Acquiring Entity is executing this

Agreement on behalf of the Acquiring Fund only. Pursuant to the trust instrument of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7. The parties expressly agree that their obligations hereunder shall not be binding upon any of their respective board members, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17. PUBLICITY/CONFIDENTIALITY

17.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

17.2. Each Target Entity, the Acquiring Entity, ACIM and LFI (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, any non- public information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it becomes publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Lincoln Variable Insurance Products Trust, on behalf of its series identified on Exhibit A hereto	American Century Variable Portfolios, Inc., on behalf of its series identified on Exhibit A hereto

By: Name: Title:	By: Name: Title:

American Century Variable Portfolios II, Inc., on behalf of its series identified on Exhibit A hereto By: Name: Title:

Lincoln Financial Investments Corporation, solely with respect to Sections 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3	American Century Investment Management, Inc., solely with respect to 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3

By: Name: Title:	By: Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
American Century Variable Portfolios, Inc.	Lincoln Variable Insurance Products Trust
VP Balanced Fund Class 1 Class 2	LVIP American Century Balanced Fund Standard Class II Service Class
VP Capital Appreciation Fund Class Y Class 1 Class 2	LVIP American Century Capital Appreciation Fund Standard Class Standard Class II Service Class
VP Disciplined Core Value Fund Class 1 Class 2	LVIP American Century Disciplined Core Value Fund Standard Class II Service Class
VP International Fund Class 1 Class 2	LVIP American Century International Fund Standard Class II Service Class
VP Large Company Value Fund Class 1 Class 2	LVIP American Century Large Company Value Fund Standard Class II Service Class
VP Mid Cap Value Fund Class 1 Class 2	LVIP American Century Mid Cap Value Fund Standard Class II Service Class
VP Ultra Fund Class 1 Class 2	LVIP American Century Ultra Fund Standard Class II Service Class
VP Value Class 1 Class 2	LVIP American Century Value Fund Standard Class II Service Class
American Century Variable Portfolios II, Inc.	Lincoln Variable Insurance Products Trust
VP Inflation Protection Fund Class 1 Class 2	LVIP American Century Inflation Protection Fund Standard Class II Service Class

Schedule 4.1(h)

Assigned Contracts

[   ]

Schedule 4.1(i)

Target Fund/Target Entities Litigation, Administrative Proceedings and Investigations

[   ]

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

[   ]

Schedule 5.1(f)

Target Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder,

•  the dividend reinvestment elections applicable to each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

	[ ]	Electronic

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Type of Statements, Books or Records	Location	Method of Access
Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

All books and records related to testing the qualification of the Target Fund, excluding the C Corporation Target Fund, as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Type of Statements, Books or Records	Location	Method of Access
Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

[1]	The terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
[2]

Such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date.

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon (i) the transfer of all of its Assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code and (ii) the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code, except that the Target Fund may be required to recognize gain or loss with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code, except with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, and (C) any other Asset on which gain was recognized by the Target Fund upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

Appendix B

Acquired Funds Investment Advisory Fee Schedules

Fund	Class	Percentage of Strategy Assets
VP Balanced	Class I & Class II	0.90% of first $250 million 0.85% of the next $250 million 0.80% over $500 million
VP Capital Appreciation	Class I	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
	Class II	0.90% of first $500 million 0.85% of next $500 million 0.80% over $1 billion
	Class Y	0.65% of first $500 million 0.60% of the next $500 million 0.55% over $1 billion
VP Disciplined Core Value	Class I & Class II	0.70% of first $5 billion 0.65% over $5 billion
VP International	Class I	1.06% of first $1 billion 1.00% over $1 billion
	Class II	0.96% of first $1 billion 0.90% over $1 billion
VP Large Company Value	Class I	0.83% of the first $1 billion 0.80% of the next $4 billion 0.70% over $5 billion
	Class II	0.73% of the first $1 billion 0.70% of the next $4 billion 0.60% over $5 billion
VP Mid Cap Value	Class I	0.85%
	Class II	0.75%
VP Ultra	Class I	0.89%
	Class II	0.79%
VP Value	Class I	0.83%
	Class II	0.73%

Investment Category Fee Schedule for VP Inflation Protection
Category Assets	Fee Rate
First $1 billion	0.2800%
Next $1 billion	0.2280%
Next $3 billion	0.1980%
Next $5 billion	0.1780%
Next $15 billion	0.1650%
Next $25 billion	0.1630%
Thereafter	0.1625%

VP Inflation Protection Complex Fee Schedule
Complex Assets	Fee Rate
First $2.5 billion	0.3100%
Next $7.5 billion	0.3000%
Next $15 billion	0.2985%
Next $25 billion	0.2970%
Next $25 billion	0.2870%
Next $25 billion	0.2800%
Next $25 billion	0.2700%
Next $25 billion	0.2650%
Next $25 billion	0.2600%
Next $25 billion	0.2550%
Thereafter	0.2500%

Acquiring Fund	Advisory Fee Rate
LVIP American Century Balanced Fund	First $250m: 0.75% $250m - $500m: 0.70% Over $500m: 0.65%
LVIP American Century Capital Appreciation Fund	First $500m: 0.65% $500m - $1b: 0.60% Over $1b: 0.55%
LVIP American Century Disciplined Core Value Fund	First $5b: 0.55% Over $5b: 0.50%
LVIP American Century Inflation Protection Fund	All Assets: 0.31%
LVIP American Century International Fund	First $1b: 0.81% Over $1b: 0.75%
LVIP American Century Large Company Value Fund	First $1b: 0.58% $1b - $5b: 0.55% Over $5b: 0.45%
LVIP American Century Mid Cap Value Fund	All Assets: 0.60%
LVIP American Century Ultra Fund	All Assets: 0.64%
LVIP American Century Value Fund	All Assets: 0.58%

CL-BKT-98356

VOTE BY MAIL 1. Read the proxy statement. 2. Check the appropriate box(es) on the reverse side of the proxy card. 3. Sign, date and return the proxy card in the envelope provided

VOTE ONLINE 1. Read the proxy statement and have the proxy card at hand. 2. Go to www.proxyvotenow.com/aci 3. Follow the simple instructions.

VOTE BY PHONE 1. Read the proxy statement and have the proxy card at hand. 2. Call toll-free 855-429-7135 3. Follow the simple instructions.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 4, 2024

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of the Funds listed on the reverse side of this proxy card (the “Funds”) hereby appoints each of Kathleen Gunja Nelson, Ryan L. Blaine, Ashley L. Bergus and Evan C. Johnson, collectively or individually, as his or her attorney-in-fact and proxy, with the power of substitution of each, to vote and act with respect to all shares of the Funds, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on April 4, 2024 at the principal executive offices of American Century Investments at 4400 Main Street, Kansas City, Missouri 64111 at 10:00 a.m. Central Time, and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF THE PROXY IS PROPERLY EXECUTED BUT NO CHOICE IS INDICATED AS TO THE PROPOSAL, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE PROPOSAL. DISCRETIONARY AUTHORITY IS HEREBY CONFERRED AS TO ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT THEREOF. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

CONTROL NUMBER

AUTHORIZED SIGNATURE(S)
This section must be completed for your vote to be counted.

Signature(s) and Title(s), if applicable

Sign in the box above Date

Note: Please sign exactly as your name(s) appear(s) on this proxy card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS

for this Special Meeting of Shareholders to be held on April 4, 2024. Please refer to the Proxy Statement for a discussion of each of these matters. The Proxy Statement for this Meeting is available at americancentury.com/fund-proxy

This card represents all of your accounts with the same registration and address.

YOUR FUNDS	YOUR FUNDS	YOUR FUNDS
FundName1	FundName2	FundName3
FundName4	FundName5	FundName5

This proxy is solicited on behalf of the Board of Directors of the Funds. It will be voted as specified. If no specification is made, this proxy shall be voted AFFIRMATIVELY for the proposal. If any other matters properly come before the Meeting to be voted on, the attorneys will vote, act and consent on these matters in accordance with the views of management.

The Board of Directors of the Acquired Fund has unanimously approved, and recommend that you cast your vote “FOR,” the Proposal.

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

1.	To approve an agreement and Plan of Reorganization providing for:

(a)	the reorganization of the VP Balanced Fund into the LVIP American Century Balanced Fund;

(b)	the reorganization of the VP Capital Appreciation Fund into the LVIP American Century Capital Appreciation Fund;

(c)	the reorganization of the VP Disciplined Core Value Fund into the LVIP American Century Disciplined Core Value Fund;

(d)	the reorganization of the VP International Fund into the LVIP American Century International Fund;

(e)	the reorganization of the VP Large Company Value Fund into the LVIP American Century Large Company Value Fund;

(f)	the reorganization of the VP Mid Cap Value Fund into the LVIP American Century Mid Cap Value Fund;

(g)	the reorganization of the VP Ultra Fund into the LVIP American Century Ultra Fund;

(h)	the reorganization of the VP Value Fund into the LVIP American Century Value Fund; and

(i)	the reorganization of the VP Inflation Protection Fund into the LVIP American Century Inflation Protection Fund.

Transact such other business as may properly come before the Meeting.

To vote all Funds FOR ☐	To vote all Funds AGAINST ☐	To ABSTAIN votes for all Funds ☐,

or vote separately by Fund(s) below. If you own the same fund in multiple accounts, that fund name will appear multiple times.

	FOR	AGAINST	ABSTAIN		FOR	AGAINST	ABSTAIN
01 FundName1	☐	☐	☐	02 FundName2	☐	☐	☐
03 FundName3	☐	☐	☐	04 FundName4	☐	☐	☐
05 FundName5	☐	☐	☐	06 FundName6	☐	☐	☐

PO Box 211230, Eagan, MN 55121-9984	VOTE BY MAIL 1. Read the proxy statement. 2. Check the appropriate box(es) on the reverse side of the proxy card. 3. Sign, date and return the proxy card in the envelope provided

VOTE ONLINE 1. Read the proxy statement and have the proxy card at hand. 2. Go to www.proxyvotenow.com/aci 3. Follow the simple instructions.

VOTE BY PHONE 1. Read the proxy statement and have the proxy card at hand. 2. Call toll-free 855-429-7135 3. Follow the simple instructions.

INSURANCE COMPANY NAME PRINTS HERE

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 4, 2024

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned, an owner or participant in an annuity or life insurance contract (the “Contract”) of the Fund(s) listed on the reverse side of this card (the “Funds”), hereby appoints the insurance company named above (the “Company”) and hereby authorizes them to represent and to vote its shares, which are attributable to the undersigned’s participation in the Contract, at the Special Meeting of Shareholders to be held on April 4, 2024 at the principal executive offices of American Century Investments at 4500 Main Street, Kansas City, Missouri 64111 at 10:00 a.m. Central Time, and at any adjournment thereof, as designated on the reverse side of this card.

The undersigned hereby revokes any and all proxies with respect to such shares previously given. IF THIS CARD IS PROPERLY EXECUTED BUT NO CHOICE IS INDICATED AS TO THE PROPOSAL, IT WILL BE VOTED AFFIRMATIVELY ON THE PROPOSAL. DISCRETIONARY AUTHORITY IS HEREBY CONFERRED AS TO ALL OTHER MATTERS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT THEREOF.

If you fail to return this voting instruction card, the Company will vote all shares attributable to the account value in proportion to all voting instructions for the Fund actually received from contract holders in that separate account.

CONTROL NUMBER
AUTHORIZED SIGNATURE(S)
This section must be completed for your vote to be counted.

Signature(s) and Title(s), if applicable Sign in the box above

Date

Note: Please sign exactly as your name(s) appear(s) on this card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

100220_0424_VP OV-VIC

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS

for this Special Meeting of Shareholders to be held on April 4, 2024. Please refer to the Proxy Statement for a discussion of each of these matters. The Proxy Statement for this Meeting is available at www.americancentury.com/fund-proxy

This card represents all of your accounts with the same registration and address.

YOUR FUNDS	YOUR FUNDS	YOUR FUNDS
FundName1	FundName2	FundName3
FundName4	FundName5	FundName5

This proxy is solicited on behalf of the Board of Directors of the Funds. It will be voted as specified. If no specification is made, this proxy shall be voted AFFIRMATIVELY for the proposal. If any other matters properly come before the Meeting to be voted on, the attorneys will vote, act and consent on these matters in accordance with the views of management.

The Board of Directors of the Acquired Fund has unanimously approved, and recommend that you cast your vote “FOR,” the Proposal.

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

1.	To approve an agreement and Plan of Reorganization providing for:

(a)	the reorganization of the VP Balanced Fund into the LVIP American Century Balanced Fund;

(b)	the reorganization of the VP Capital Appreciation Fund into the LVIP American Century Capital Appreciation Fund;

(c)	the reorganization of the VP Disciplined Core Value Fund into the LVIP American Century Disciplined Core Value Fund;

(d)	the reorganization of the VP International Fund into the LVIP American Century International Fund;

(e)	the reorganization of the VP Large Company Value Fund into the LVIP American Century Large Company Value Fund;

(f)	the reorganization of the VP Mid Cap Value Fund into the LVIP American Century Mid Cap Value Fund;

(g)	the reorganization of the VP Ultra Fund into the LVIP American Century Ultra Fund;

(h)	the reorganization of the VP Value Fund into the LVIP American Century Value Fund; and

(i)	the reorganization of the VP Inflation Protection Fund into the LVIP American Century Inflation Protection Fund.

Transact such other business as may properly come before the Meeting.

To vote all Funds FOR ☐	To vote all Funds AGAINST ☐	To ABSTAIN votes for all Funds ☐,

or vote separately by Fund(s) below. If you own the same fund in multiple accounts, that fund name will appear multiple times.

	FOR	AGAINST	ABSTAIN		FOR	AGAINST	ABSTAIN
01 FundName1	☐	☐	☐	02 FundName2	☐	☐	☐
03 FundName3	☐	☐	☐	04 FundName4	☐	☐	☐
05 FundName5	☐	☐	☐	06 FundName6	☐	☐	☐

YOUR SIGNATURE ON THIS CARD IS REQUIRED FOR YOUR VOTE TO BE COUNTED. IF YOU ARE NOT VOTING BY TELEPHONE OR

INTERNET, PLEASE BE SURE TO SIGN, DATE, AND RETURN ALL PAGES OF THIS CARD IN THE ENCLOSED ENVELOPE.

100220_0424_VP OV-VIC

PART B

STATEMENT OF ADDITIONAL INFORMATION

February 15, 2024

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Balanced Fund

LVIP American Century Capital Appreciation Fund

LVIP American Century Disciplined Core Value Fund

LVIP American Century Inflation Protection Fund

LVIP American Century International Fund

LVIP American Century Large Company Value Fund

LVIP American Century Mid Cap Value Fund

LVIP American Century Ultra Fund

LVIP American Century Value Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information that should be read in conjunction with the Combined Proxy Statement/Prospectus dated February 15, 2024 (the “Combined Proxy Statement/Prospectus”), relating to the proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each fund identified below under the heading “Acquired Funds,” each a series of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (each, a “Acquired Fund” and collectively, the “Acquired Funds”), into a corresponding, newly formed series identified below under the heading “Corresponding Acquiring Funds,” each a series of Lincoln Variable Insurance Products Trust (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on April 4, 2024 for each of the Acquired Funds listed below:

Acquired Fund	Corresponding Acquiring Fund
VP Balanced Fund	LVIP American Century Balanced Fund
VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund

1

Acquired Fund	Corresponding Acquiring Fund
VP International Fund	LVIP American Century International Fund
VP Large Company Value Fund	LVIP American Century Large Company Value Fund
VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
VP Ultra Fund	LVIP American Century Ultra Fund
VP Value Fund	LVIP American Century Value Fund

Copies of the Combined Proxy Statement/Prospectus may be obtained on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 1-800-4LINCOLN (454-6265). Once available, you may also call this number to request other information about each Fund, or to make inquiries. Each Fund’s SAI and annual and semi-annual reports will be available, free of charge, at https://www.lfg.com/LVIP.

General Information

This SAI relates to the acquisition of the assets and liabilities of each Acquired Fund by its corresponding Acquiring Fund. Each Acquiring Fund is a series of Lincoln Variable Insurance Products Trust. Each Acquired Fund is a series of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. Further information is included in the Combined Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Each Acquired Fund shall be the accounting and performance survivor in the applicable Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Acquired Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission:

American Century Variable Portfolios, Inc.

○	Prospectuses for the Acquired Funds, dated May 1, 2023 (File No. 811-05188; Accession No. 0000814680-23-000043), as supplemented;

○	Statement of Additional Information for the Acquired Funds, dated May 1, 2023 (File No. 811-05188; Accession No. 0000814680-23-000043);

○	Annual Reports to shareholders of the Acquired Funds for the fiscal year ended December 31, 2022 (Accession No. 0000814680-23-000006);

○	Semi-Annual Reports to shareholders of the Acquired Funds for the six months ended June 30, 2023 (Accession No. 0000814680-23-000097); and

2

American Century Variable Portfolios II, Inc.

○	Prospectus for the Acquired Fund, dated May 1, 2023 (File No. 811-10155; Accession No. 0001124155-23-000009), as supplemented;

○	Statement of Additional Information for the Acquired Fund, dated May 1, 2023,(File No. 811-10155 ; Accession No. 0001124155-23-000009);

○	Annual Report to shareholders of the Acquired Fund for the fiscal year ended; (Accession No. 0001124155-23-000002)

○	Semi-Annual Report to shareholders of the Acquired Fund for the six months ended June 30, 2023 (Accession No. 0001124155-23-000017); and

Lincoln Variable Insurance Products Trust

○	The prospectus dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287);

○	Statement of Additional Information for the Acquiring Funds, dated January 16, 2024 (File No. 033-70742; Accession No. 0001193125-24-008287).

Supplemental Financial Information

Tables showing the fees and expenses of each Acquired Fund and its corresponding Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in the “Comparison of Fees and Expenses” section in the Combined Proxy Statement/Prospectus.

It is currently anticipated that in each Reorganization, all of the Acquired Fund’s holdings will be transferred in-kind to the corresponding Acquiring Fund. Each Acquiring Fund expects to retain such holdings except for any trades entered into in the normal course of business, with no turnover expected to result from the Reorganization.

There are no material differences in the accounting, valuation and tax policies of the Acquired Funds as compared to those of the Acquiring Fund. There are certain differences in the valuation policies between the Acquired and Acquiring Funds. Specifically, the Acquired Funds generally value fixed income securities based on the mean of the bid and ask prices, while the Acquiring Funds generally value fixed income securities based on the bid price. Further, the Acquired Funds typically value foreign securities daily, while the Acquiring Funds value foreign securities only when predetermined valuation thresholds have been met. The Acquired and Acquiring Funds also utilize different pricing vendors.

3

Part C - Other Information
Item 15. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Financial Investments Corporation (“LFI”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LFI of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 16. Exhibits
Defined Terms for Exhibits:
•
Lincoln Financial Investments Corporation (“LFI”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(1)	Declaration of Trust.
	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(2)	By-laws.
	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(3)		N/A
(4)		Form of Agreement and Plan of Reorganization, previously filed with the Trust’s Registration Statement on Form N-14 on January 8, 2024.
1

(5)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.
	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LFI, previously filed with PEA 41 on April 15, 2008.
		(1)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LFI, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A to the Investment Management Agreement, dated October 1, 2023, between LVIP Trust and LFI, previously filed with PEA 245 on October 16, 2023.
		(3)	Amendment to Schedule A to the Investment Management Agreement, dated November 3, 2023, between LVIP Trust and LFI, previously filed with PEA 248 on November 17, 2023.
	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LFI, previously filed with PEA 197 on April 25, 2019.
	(c)	Reserved.
	(d)	Sub-Advisory Contracts.
		(1)	Sub-Advisory Agreement dated April 1, 2021, between LFI and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
		(2)	Sub-Advisory Agreement dated April 30, 2019, between LFI and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated November 2, 2023, between LFI and American Century Investment Management, Inc., previously filed with PEA 248 on November 17, 2023.
		(3)	Sub-Advisory Agreement dated June 5, 2007, between LFI and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2023, between LFI and BAMCO, Inc., previously filed with PEA 233 on April 28, 2023.
		(4)	Sub-Advisory Agreement dated March 21, 2016, between LFI and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2023, between LFI and BlackRock Advisors, LLC, previously filed with PEA 245 on October 16, 2023.
		(5)	Sub-Advisory Agreement dated April 30, 2010, between LFI and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(6)	Sub-Advisory Agreement dated August 27, 2012, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LFI and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
		(7)	Sub-Advisory Agreement dated January 1, 2017, between LFI and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LFI and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
		(8)	Sub-Advisory Agreement dated May 20, 2022 between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
(i) Side Letter to Sub-Advisory Agreement dated May 20, 2022 between LFI and Channing Capital Management LLC, previously filed with PEA 228 on July 18, 2022.
		(9)	Sub-Advisory Agreement dated January 4, 2010, between LFI and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 1, 2021, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 219 on April 30, 2021.
2

(10)	Sub-Advisory Agreement dated May 1, 2010, between LFI and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and Delaware Investments Fund Advisers previously filed with PEA 238 on July 17, 2023.
(11)	Sub-Advisory Agreement dated October 1, 2014, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(12)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LFI and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.
(13)	Reserved.
(14)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LFI and Delaware Investments Fund Advisers, previously filed with PEA 199 on April 30, 2019.
(15)	Sub-Advisory Agreement dated May 1, 2015, between LFI and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LFI and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(16)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LFI and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(ii) Amendment No. 3 to sub-Advisory Agreement dated April 28, 2023, between LFI and Franklin Advisors, Inc., previously filed with PEA 233 on April 28, 2023.
(17)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LFI and Franklin Advisers, Inc., previously filed with PEA 225 on September 7, 2021.
(18)	Sub-Advisory Agreement dated January 27, 2016, between LFI and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.
(19)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(20)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(21)	Sub-Advisory Agreement dated February 8, 2019, between LFI and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(22)	Sub-Advisory Agreement dated September 21, 2012, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LFI and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration
Statement on Form N-14 on April 18, 2022.

(23)	Sub-Advisory Agreement dated April 30, 2010, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
3

	(iii)	Side Letter to Sub-Advisory Agreement dated April 18, 2023, between LFI and J.P. Morgan Investment Management, Inc., previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(iv)	Amendment No. 7 to Sub-Advisory Agreement dated April 28, 2023, between LFI and J.P. Morgan Investment Management Inc., previously filed with PEA 233 on April 28, 2023.
(24)	Sub-Advisory Agreement dated April 30, 2018, between LFI and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.
(25)	Sub-Advisory Agreement dated October 30, 2018, between LFI and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(26)	Sub-Advisory Agreement dated October 1, 2010, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LFI Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment No. 5 to Sub-Advisory Agreement dated January 1, 2023, between LFI and Massachusetts Financial Services Company, previously filed with PEA 233 on April 28, 2023.
(27)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LFI and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(28)	Sub-Advisory Agreement dated May 1, 2016, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(29)	Sub-Advisory Agreement dated March 1, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated March 28, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 233 on April 28, 2023.
	(iii)	Amendment to Schedule A to the Sub-Advisory Agreement dated October 1, 2023, between LFI and Milliman Financial Risk Management LLC, previously filed with PEA 248 on November 17, 2023.
(30)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(31)	Sub-Advisory Agreement dated July 12, 2011, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LFI and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(32)	Sub-Advisory Agreement dated April 30, 2014, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.
	(i)	Amendment to Sub-Advisory Agreement dated September 20, 2021, between LFI and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(33)	Reserved.
(34)	Sub-Advisory Agreement effective April 28, 2020, between LFI and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(35)	Sub-Advisory Agreement dated April 30, 2008, between LFI and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.
4

	(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LFI and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
(36)	Sub-Advisory Agreement dated February 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
(37)	Sub-Advisory Agreement dated February 1, 2018, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
(38)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
(39)	Sub-Advisory Agreement dated April 30, 2007, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LFI and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2023, between LFI and T. Rowe Price Associates, Inc. previously filed with PEA 238 on July 17, 2023.
(40)	Sub-Advisory Agreement dated September 21, 2012, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LFI and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
(41)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LFI and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(42)	Sub-Advisory Agreement dated April 30, 2007, between LFI and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
	(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LFI and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
	(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2022, between LFI and Wellington Management Company, LLP, previously filed with PEA 233 on April 28, 2023.
(43)	Sub-Advisory Agreement dated July 31, 2020, between LFI and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(44)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
(45)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
(46)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), previously filed with PEA 219 on
April 30, 2021.

	(i)	Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMAK previously filed with PEA 219 on April 30, 2021.
5

(ii) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and Macquarie Investment MIMAK, previously filed with PEA 225 on September 7, 2021.
(47)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Global Limited (“MIMGL”), previously filed with PEA 219 on April 30,
2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 219 on April 30, 2021.
(ii) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 225 on September 7, 2021.
(48)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Europe Limited (“MIMEL”), previously filed with PEA 219 on April 30,
2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMEL, previously filed with PEA 225 on September 7, 2021.
		(49)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(50)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
(51)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

		(52)	Sub-Advisory Agreement between LFI, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(53)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LFI, LVIP BlackRock Global
Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 226 on April 29, 2022.

(7)	Underwriting Contracts.
	(a)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Schedule A to Principal Underwriting Agreement dated April 11, 2023, between LVIP Trust and LFD, filed with PEA 233 on April 28, 2023.
(8)	N/A
(9)	Custodian Agreements.
	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
		(2)	Amendment to Appendix A to Mutual Fund Custody Agreement dated March 28, 2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April 28, 2023.
(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.
	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan
	(b)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
		(1)	Amendment to Schedule A to the Distribution Services Agreement dated May 1, 2021, between LVIP Trust and LFD, previously filed with PEA 225 on September 7, 2021.
		(2)	Amendment to Schedule A to the Distribution Services Agreement dated December 20, 2022, between LVIP Trust and LFD, previously filed with PEA 233 on April 28, 2023.
6

		(3)	Amendment to Schedule A to the Distribution Services Agreement dated October 1, 2023, between LVIP Trust and LFD, previously filed with PEA 247 on October 31, 2023.
	(c)	Rule 18f-3 Multiple Class Plan approved October 23, 2023, previously filed with PEA 247 on October 31, 2023.
(11)	Legal Opinion.
	(a)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(b)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
	(c)	Legal Opinion of Counsel dated January 30, 2023, previously filed with PEA 2 on January 30, 2023.
	(d)	Legal Opinion of Counsel dated January 8, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on January 8, 2024.
(12)	N/A
(13)	Other Material Contracts.
(a)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(1)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated March 28,
2023, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 233 on April
28, 2023.

	(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
(i) Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.
	(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LFI and LVIP Trust, previously filed with PEA 197 on April 25, 2017.
		(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated October 1, 2023, previously filed with PEA 245 on October 16, 2023.
		(3)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated November 6, 2023, between LFI and LVIP Trust, previously filed with PEA 248 on November 17, 2023.
	(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LFI and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
		(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated March 28, 2023, previously filed with PEA 233 on April 28, 2023.
		(2)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated June 9, 2023 previously filed with PEA 238 on July 17, 2023.
		(3)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated October 1, 2023, previously filed with PEA 245 on October 16, 2023.
		(4)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated November 8, 2023, previously filed with PEA 248 on November 17, 2023.
		(5)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated December 12, 2023, previously filed with PEA 250 on December 15, 2023.
	(e)	Administrative Services Agreement dated July 30, 2010 between Capital Research and Management Company and LFI
	(f)	Consulting Agreements
		(1)	Consulting Agreement dated April 29, 2011, between LFI and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.
		(2)	Consulting Agreement dated January 1, 2018, between LFI and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
	(g)	Participation Agreements
7

(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
(2)	Amendment to Fund Participation Agreement effective February 1, 2021, between Lincoln Life and LVIP Trust, previously filed with PEA 219 on April 30, 2021.
(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
(4)	Amendment effective May 1, 2014 to the Fund Participation Agreement, between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.
(5)
Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, Great-West Life & Annuity
Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with PEA 41 on April 15, 2008.

(6)
Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LFI, LFD and
Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New
York, previously filed with PEA 225 on September 7, 2021.

(7)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD, Empower
Annuity Insurance Company of America (formerly Great-West Life & Annuity Insurance Company) and
Empower Life & Annuity Insurance Company of New York (formerly Great-West Life & Annuity Insurance
Company of New York formerly, First-Great West Life & Annuity Insurance Company, previously filed with
PEA 233 on April 28, 2023.

(8)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.
(9)	Amendment to Fund Participation Agreement dated March 10, 2009 between LVIP Trust, LFI, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.
(10)	Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD and Nationwide Financial Services, previously filed with PEA 233 on April 28, 2023.
(11)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, and New York Life Insurance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.
(12)	Amendment to Fund Participation Agreement dated April 30, 2012 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(13)	Amendment to Fund Participation Agreement dated April 1, 2013 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(14)	Amendment to Fund Participation Agreement dated May 1, 2018 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(15)	Amendment to Fund Participation Agreement dated November 1, 2019 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(16)	Amendment to Fund Participation Agreement dated April 10, 2021 between LVIP Trust, LFI, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
(17)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.
(18)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company, filed with Pre-Effective Amendment No. 2 on May 18, 2023.
(19)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD, and RiverSource Life Insurance Company of New York, filed with Pre-Effective Amendment No. 2 on May 18, 2023.
(20)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LFI, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.
(21)
Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LFI,
American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder,
Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service
Company, previously filed with PEA 104 on April 12, 2011.

(22)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LFI, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
8

(23)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LFI, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.
(24)
Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP
Trust, LFD, LFI, and American International Life Assurance Company of New York to United States Life
Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

(25)	Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(26)	Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD and American General Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(27)
Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 225 on
September 7, 2021.

(28)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFI, LFD and The
United States Life Insurance Company in the City of New York, previously filed with PEA 233 on April 28,
2023.

(29)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LFI, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(30)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LFI, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
(31)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LFI and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(32)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, Principal
National Life Insurance Company and Principal Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

(33)	Fund Participation Agreement dated April 30, 2021 between LVIP Trust, LFD, LFI and The Guardian Insurance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.
(34)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LFI and Allstate Life Insurance Company of New York, previously filed with PEA 228 on July 18, 2022.
(35)
Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New
York, American Funds Insurance Series, Capital Research and Management Company, and American
Funds Service Company, previously filed with PEA 103 on April 12, 2011.

(36)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 226 on April 29, 2022.
(37)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.
(38)
Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Allianz Life
Insurance Company of North America, previously filed with Pre-Effective Amendment No. 2 on May 19,
2023.

(39)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Allianz Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
(40)
Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, Talcott Resolution Life
Insurance Company and Talcott Resolution Life and Annuity Insurance Company, previously filed with PEA
233 on April 28, 2023.

(41)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Horace Mann Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(42)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, Pacific Life Insurance Company and Pacific Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(43)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Genworth Life and Annuity Company, previously filed with PEA 233 on April 28, 2023.
(44)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Genworth Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.
9

(45)
Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and The Ohio National
Life Insurance Company and Ohio National Life Insurance Corporation, previously filed with PEA 233 on
April 28, 2023.

(46)
Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, Massachusetts Mutual
Life Insurance Company and C.M. Life Insurance Company, previously filed with PEA 233 on April 28,
2023.

	(47)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Protective Life and Annuity Insurance Company, previously filed with PEA 233 on April 28, 2023.
	(48)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Protective Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(49)
Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, Delaware
Life Insurance Company and Delaware Life Insurance Company of New York, previously filed with PEA 233 on April 28, 2023.

	(50)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Midland National Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
	(51)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Modern Woodmen of America, previously filed with PEA 233 on April 28, 2023.
	(52)	Amendment to Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Symetra Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
(53)
Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, Transamerica Life
Insurance Company and Transamerica Financial Life Insurance Company, previously filed with PEA 233 on
April 28, 2023.

	(54)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Lincoln Benefit Life Company, previously filed with PEA 233 on April 28, 2023.
	(55)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Kansas City Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
	(56)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Country Investors Life Assurance Company, previously filed with PEA 233 on April 28, 2023.
	(57)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and EquiTrust Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
	(58)	Fund Participation Agreement dated April 28, 2023 between LVIP Trust, LFD, LFI, and Farm Bureau Life Insurance Company, previously filed with PEA 233 on April 28, 2023.
	(59)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Metropolitan Tower Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(60)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Integrity Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
	(61)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and National Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(62)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and The Prudential Life
Insurance Company of America, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.

(63)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and First Security
Benefit Life Insurance and Annuity Company of New York, previously filed with Pre-Effective Amendment
No. 2 on May 19, 2023.

	(64)	Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American Life Insurance Company, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(65)
Fund Participation Agreement dated April 28, 2023, between LVIP Trust, LFD, LFI, and Zurich American
Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19,
2023.

	(66)	Fund Participation Agreement dated May 1, 2023 between LVIP Trust, LFI, LFD, and Allianz Life Insurance Company of New York, previously filed with Pre-Effective Amendment No. 2 on May 19, 2023.
(h)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
10

(14)	Consents of Independent Registered Public Accounting Firm dated January 4, 2024, previously filed with the Trust’s Registration Statement on Form N-14 on January 8, 2024.
(15)	N/A
(16)	Pursuant to a Power of Attorney dated December 27, 2023, previously filed with N-14, on January 8, 2024.
(17)	Codes of Ethics.
(a) Code of Ethics for LVIP Trust and LFI, previously filed with PEA 235 on June 16, 2023.
(b) Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.
(c) Code of Ethics for American Century Investment Management, Inc., previously filed with PEA 233 on April 28, 2023.
(18)	N/A
Item 17. Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
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SIGNATURE PAGE
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Fort Wayne and the State of Indiana, on this 15th day of February 2024.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Benjamin A. Richer Benjamin A. Richer Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/Jayson R. Bronchetti* Jayson R. Bronchetti	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Thomas A. Leonard* Thomas A. Leonard		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Benjamin A. Richer Benjamin A. Richer	Attorney-in-Fact
*Pursuant to a Power of Attorney dated December 27, 2023, previously filed with the Trust’s Registration Statement on Form N-14 on January 8, 2024.